Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BARON SELECT FUNDS
Entity Central Index Key	0001217673
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000001642
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	Retail
Trading Symbol	BPTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$90Footnote Reference**	1.73%Footnote Reference*,Footnote Reference***
Footnote	Description
Footnote*	Annualized.
Footnote**	Includes interest expense of $22.
Footnote***	Includes interest expense of 0.42%.

Expenses Paid, Amount	$ 90	[1]
Expense Ratio, Percent	1.73%	[2],[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	Russell 3000 Index	Russell Midcap Growth Index
06/30/16	$10,000	$10,000	$10,000
09/30/16	$10,366	$10,440	$10,459
12/31/16	$10,364	$10,879	$10,507
03/31/17	$11,611	$11,504	$11,231
06/30/17	$13,308	$11,851	$11,705
09/30/17	$13,487	$12,393	$12,323
12/31/17	$13,633	$13,178	$13,162
03/31/18	$14,100	$13,093	$13,448
06/30/18	$15,724	$13,602	$13,873
09/30/18	$16,049	$14,571	$14,923
12/31/18	$13,358	$12,487	$12,536
03/31/19	$15,593	$14,241	$14,996
06/30/19	$16,753	$14,824	$15,806
09/30/19	$16,466	$14,996	$15,700
12/31/19	$19,369	$16,361	$16,983
03/31/20	$15,349	$12,941	$13,580
06/30/20	$22,926	$15,792	$17,689
09/30/20	$33,714	$17,246	$19,347
12/31/20	$48,136	$19,778	$23,027
03/31/21	$47,922	$21,033	$22,897
06/30/21	$50,203	$22,767	$25,432
09/30/21	$52,942	$22,743	$25,239
12/31/21	$63,246	$24,853	$25,958
03/31/22	$59,515	$23,542	$22,692
06/30/22	$41,310	$19,610	$17,911
09/30/22	$45,408	$18,734	$17,794
12/31/22	$36,328	$20,080	$19,022
03/31/23	$44,802	$21,522	$20,759
06/30/23	$51,733	$23,327	$22,054
09/30/23	$47,991	$22,568	$20,902
12/31/23	$51,987	$25,292	$23,942
03/31/24	$47,274	$27,826	$26,216
06/30/24	$47,730	$28,721	$25,373
09/30/24	$54,348	$30,510	$27,033
12/31/24	$69,004	$31,313	$29,234
03/31/25	$56,979	$29,835	$27,152
06/30/25	$63,862	$33,114	$32,095
09/30/25	$72,224	$35,821	$32,987
12/31/25	$85,943	$36,682	$31,765
03/31/26	$81,309	$35,231	$29,748
06/30/26	$94,756	$40,667	$34,075

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	48.38%	13.55%	25.22%
Russell Midcap Growth Index	6.17%	6.03%	13.04%
Russell 3000 Index	22.81%	12.30%	15.06%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 18,013,255,394
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 60,953,609
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$18,013,255,394
# of Issuers	28
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$60,953,609

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Table Summary
Value	Value
Communication Services	36.3%
Consumer Discretionary	28.8%
Financials	17.0%
Information Technology	8.8%
Health Care	3.4%
Industrials	2.8%
Real Estate	2.7%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Total Investments (6/30/26)*
Space Exploration Technologies Corp.	32.8%
Tesla, Inc.	14.1%
Hyatt Hotels Corp.	4.0%
Charles Schwab Corp.	4.0%
MSCI, Inc.	3.9%
Shopify, Inc.	3.7%
Arch Capital Group Ltd.	3.3%
Spotify Technology SA	3.1%
FactSet Research Systems, Inc.	2.6%
Gartner, Inc.	2.5%
Total	73.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077805
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	Institutional
Trading Symbol	BPTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76Footnote Reference**	1.45%Footnote Reference*,Footnote Reference***
Footnote	Description
Footnote*	Annualized.
Footnote**	Includes interest expense of $20.
Footnote***	Includes interest expense of 0.38%.

Expenses Paid, Amount	$ 76	[4]
Expense Ratio, Percent	1.45%	[5],[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 3000 Index	Russell Midcap Growth Index
06/30/16	$1,000,000	$1,000,000	$1,000,000
09/30/16	$1,037,149	$1,043,978	$1,045,920
12/31/16	$1,037,424	$1,087,922	$1,050,691
03/31/17	$1,163,456	$1,150,404	$1,123,126
06/30/17	$1,334,342	$1,185,096	$1,170,467
09/30/17	$1,353,055	$1,239,271	$1,232,302
12/31/17	$1,368,465	$1,317,807	$1,316,175
03/31/18	$1,416,346	$1,309,313	$1,344,795
06/30/18	$1,580,627	$1,360,230	$1,387,259
09/30/18	$1,614,474	$1,457,132	$1,492,337
12/31/18	$1,344,524	$1,248,730	$1,253,648
03/31/19	$1,570,446	$1,424,095	$1,499,631
06/30/19	$1,688,222	$1,482,413	$1,580,637
09/30/19	$1,660,200	$1,499,646	$1,569,990
12/31/19	$1,954,703	$1,636,074	$1,698,314
03/31/20	$1,550,072	$1,294,140	$1,357,974
06/30/20	$2,316,828	$1,579,207	$1,768,910
09/30/20	$3,409,270	$1,724,613	$1,934,718
12/31/20	$4,870,701	$1,977,814	$2,302,689
03/31/21	$4,852,260	$2,103,344	$2,289,673
06/30/21	$5,086,517	$2,276,655	$2,543,186
09/30/21	$5,367,170	$2,274,340	$2,523,861
12/31/21	$6,416,043	$2,485,343	$2,595,776
03/31/22	$6,041,579	$2,354,155	$2,269,219
06/30/22	$4,196,051	$1,960,984	$1,791,055
09/30/22	$4,615,523	$1,873,434	$1,779,362
12/31/22	$3,695,034	$2,007,985	$1,902,163
03/31/23	$4,560,026	$2,152,164	$2,075,943
06/30/23	$5,268,732	$2,332,662	$2,205,359
09/30/23	$4,890,777	$2,256,761	$2,090,153
12/31/23	$5,301,265	$2,529,194	$2,394,190
03/31/24	$4,823,797	$2,782,603	$2,621,558
06/30/24	$4,873,234	$2,872,091	$2,537,314
09/30/24	$5,552,598	$3,050,998	$2,703,289
12/31/24	$7,054,675	$3,131,339	$2,923,379
03/31/25	$5,829,129	$2,983,479	$2,715,233
06/30/25	$6,537,101	$3,311,400	$3,209,452
09/30/25	$7,397,834	$3,582,146	$3,298,652
12/31/25	$8,808,629	$3,668,221	$3,176,455
03/31/26	$8,339,035	$3,523,056	$2,974,780
06/30/26	$9,724,222	$4,066,714	$3,407,536

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	48.75%	13.84%	25.54%
Russell Midcap Growth Index	6.17%	6.03%	13.04%
Russell 3000 Index	22.81%	12.30%	15.06%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 18,013,255,394
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 60,953,609
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$18,013,255,394
# of Issuers	28
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$60,953,609

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Table Summary
Value	Value
Communication Services	36.3%
Consumer Discretionary	28.8%
Financials	17.0%
Information Technology	8.8%
Health Care	3.4%
Industrials	2.8%
Real Estate	2.7%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Total Investments (6/30/26)*
Space Exploration Technologies Corp.	32.8%
Tesla, Inc.	14.1%
Hyatt Hotels Corp.	4.0%
Charles Schwab Corp.	4.0%
MSCI, Inc.	3.9%
Shopify, Inc.	3.7%
Arch Capital Group Ltd.	3.3%
Spotify Technology SA	3.1%
FactSet Research Systems, Inc.	2.6%
Gartner, Inc.	2.5%
Total	73.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174760
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	R6
Trading Symbol	BPTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$78Footnote Reference**	1.49%Footnote Reference*,Footnote Reference***
Footnote	Description
Footnote*	Annualized.
Footnote**	Includes interest expense of $23.
Footnote***	Includes interest expense of 0.44%.

Expenses Paid, Amount	$ 78	[7]
Expense Ratio, Percent	1.49%	[8],[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	Russell 3000 Index	Russell Midcap Growth Index
06/30/16	$5,000,000	$5,000,000	$5,000,000
09/30/16	$5,185,746	$5,219,888	$5,229,599
12/31/16	$5,188,498	$5,439,612	$5,253,453
03/31/17	$5,817,281	$5,752,022	$5,615,631
06/30/17	$6,671,712	$5,925,478	$5,852,337
09/30/17	$6,765,272	$6,196,353	$6,161,511
12/31/17	$6,842,323	$6,589,034	$6,580,874
03/31/18	$7,081,728	$6,546,567	$6,723,975
06/30/18	$7,903,137	$6,801,152	$6,936,293
09/30/18	$8,072,372	$7,285,661	$7,461,687
12/31/18	$6,722,620	$6,243,651	$6,268,239
03/31/19	$7,852,229	$7,120,475	$7,498,153
06/30/19	$8,442,488	$7,412,064	$7,903,185
09/30/19	$8,302,377	$7,498,232	$7,849,949
12/31/19	$9,773,510	$8,180,372	$8,491,571
03/31/20	$7,750,357	$6,470,699	$6,789,870
06/30/20	$11,584,135	$7,896,036	$8,844,551
09/30/20	$17,046,352	$8,623,065	$9,673,591
12/31/20	$24,352,128	$9,889,071	$11,513,446
03/31/21	$24,259,923	$10,516,721	$11,448,364
06/30/21	$25,431,211	$11,383,277	$12,715,930
09/30/21	$26,834,477	$11,371,699	$12,619,305
12/31/21	$32,078,918	$12,426,715	$12,978,882
03/31/22	$30,206,584	$11,770,776	$11,346,096
06/30/22	$20,980,429	$9,804,921	$8,955,274
09/30/22	$23,076,244	$9,367,169	$8,896,812
12/31/22	$18,473,754	$10,039,925	$9,510,817
03/31/23	$22,797,161	$10,760,821	$10,379,714
06/30/23	$26,340,728	$11,663,310	$11,026,795
09/30/23	$24,449,337	$11,283,807	$10,450,766
12/31/23	$26,501,799	$12,645,971	$11,970,948
03/31/24	$24,116,031	$13,913,015	$13,107,792
06/30/24	$24,361,625	$14,360,456	$12,686,571
09/30/24	$27,758,473	$15,254,989	$13,516,447
12/31/24	$35,267,344	$15,656,696	$14,616,894
03/31/25	$29,139,546	$14,917,395	$13,576,164
06/30/25	$32,679,445	$16,557,002	$16,047,258
09/30/25	$36,981,554	$17,910,731	$16,493,262
12/31/25	$44,034,024	$18,341,104	$15,882,276
03/31/26	$41,686,008	$17,615,281	$14,873,901
06/30/26	$48,608,750	$20,333,568	$17,037,679

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	48.75%	13.83%	25.54%
Russell Midcap Growth Index	6.17%	6.03%	13.04%
Russell 3000 Index	22.81%	12.30%	15.06%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 18,013,255,394
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 60,953,609
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$18,013,255,394
# of Issuers	28
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$60,953,609

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Table Summary
Value	Value
Communication Services	36.3%
Consumer Discretionary	28.8%
Financials	17.0%
Information Technology	8.8%
Health Care	3.4%
Industrials	2.8%
Real Estate	2.7%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Total Investments (6/30/26)*
Space Exploration Technologies Corp.	32.8%
Tesla, Inc.	14.1%
Hyatt Hotels Corp.	4.0%
Charles Schwab Corp.	4.0%
MSCI, Inc.	3.9%
Shopify, Inc.	3.7%
Arch Capital Group Ltd.	3.3%
Spotify Technology SA	3.1%
FactSet Research Systems, Inc.	2.6%
Gartner, Inc.	2.5%
Total	73.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000065146
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	Retail
Trading Symbol	BFGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$68	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.32%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	Russell 3000 Index	Russell 2500 Growth Index
06/30/16	$10,000	$10,000	$10,000
09/30/16	$10,099	$10,440	$10,698
12/31/16	$10,029	$10,879	$10,976
03/31/17	$10,884	$11,504	$11,662
06/30/17	$11,974	$11,851	$12,144
09/30/17	$12,354	$12,393	$12,845
12/31/17	$12,673	$13,178	$13,661
03/31/18	$12,796	$13,093	$13,986
06/30/18	$14,411	$13,602	$14,759
09/30/18	$14,820	$14,571	$15,816
12/31/18	$13,148	$12,487	$12,641
03/31/19	$14,745	$14,241	$15,041
06/30/19	$14,887	$14,824	$15,664
09/30/19	$14,820	$14,996	$15,165
12/31/19	$17,097	$16,361	$16,768
03/31/20	$14,225	$12,941	$12,875
06/30/20	$20,003	$15,792	$17,107
09/30/20	$28,729	$17,246	$18,710
12/31/20	$37,992	$19,778	$23,554
03/31/21	$38,000	$21,033	$24,140
06/30/21	$38,903	$22,767	$25,597
09/30/21	$40,761	$22,743	$24,693
12/31/21	$45,147	$24,853	$24,742
03/31/22	$41,496	$23,542	$21,698
06/30/22	$33,211	$19,610	$17,456
09/30/22	$33,920	$18,734	$17,435
12/31/22	$32,370	$20,080	$18,257
03/31/23	$37,020	$21,522	$19,452
06/30/23	$39,736	$23,327	$20,700
09/30/23	$37,608	$22,568	$19,285
12/31/23	$41,240	$25,292	$21,713
03/31/24	$41,908	$27,826	$23,561
06/30/24	$41,795	$28,721	$22,568
09/30/24	$46,682	$30,510	$24,145
12/31/24	$53,414	$31,313	$24,731
03/31/25	$49,138	$29,835	$22,060
06/30/25	$55,383	$33,114	$24,555
09/30/25	$58,019	$35,821	$27,191
12/31/25	$65,136	$36,682	$27,281
03/31/26	$61,843	$35,231	$26,321
06/30/26	$69,990	$40,667	$32,644

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	26.37%	12.46%	21.48%
Russell 2500 Growth Index	32.94%	4.98%	12.56%
Russell 3000 Index	22.81%	12.30%	15.06%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,537,439,725
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 21,063,718
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,537,439,725
# of Issuers	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$21,063,718

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Consumer Discretionary	33.9%
Communication Services	33.7%
Financials	17.7%
Information Technology	12.3%
Industrials	3.1%
Health Care	3.0%
Real Estate	0.2%
Cash and Cash Equivalents	(3.8%)Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	28.6%
Tesla, Inc.	6.4%
MSCI, Inc.	5.0%
Shopify, Inc.	4.6%
Hyatt Hotels Corp.	4.3%
Spotify Technology SA	4.2%
Interactive Brokers Group, Inc.	3.9%
Birkenstock Holding PLC	3.5%
Vail Resorts, Inc.	3.2%
Red Rock Resorts, Inc.	3.1%
Total	66.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077806
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	Institutional
Trading Symbol	BFGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[11]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 3000 Index	Russell 2500 Growth Index
06/30/16	$1,000,000	$1,000,000	$1,000,000
09/30/16	$1,010,511	$1,043,978	$1,069,847
12/31/16	$1,004,410	$1,087,922	$1,097,628
03/31/17	$1,090,298	$1,150,404	$1,166,238
06/30/17	$1,200,044	$1,185,096	$1,214,356
09/30/17	$1,238,494	$1,239,271	$1,284,522
12/31/17	$1,271,526	$1,317,807	$1,366,058
03/31/18	$1,285,329	$1,309,313	$1,398,552
06/30/18	$1,448,533	$1,360,230	$1,475,858
09/30/18	$1,490,439	$1,457,132	$1,581,624
12/31/18	$1,323,287	$1,248,730	$1,264,059
03/31/19	$1,483,884	$1,424,095	$1,504,064
06/30/19	$1,500,271	$1,482,413	$1,566,362
09/30/19	$1,493,716	$1,499,646	$1,516,548
12/31/19	$1,724,633	$1,636,074	$1,676,829
03/31/20	$1,435,942	$1,294,140	$1,287,490
06/30/20	$2,019,998	$1,579,207	$1,710,684
09/30/20	$2,902,657	$1,724,613	$1,871,029
12/31/20	$3,841,586	$1,977,814	$2,355,425
03/31/21	$3,845,896	$2,103,344	$2,414,019
06/30/21	$3,939,005	$2,276,655	$2,559,730
09/30/21	$4,130,450	$2,274,340	$2,469,322
12/31/21	$4,577,723	$2,485,343	$2,474,243
03/31/22	$4,210,234	$2,354,155	$2,169,808
06/30/22	$3,371,961	$1,960,984	$1,745,595
09/30/22	$3,445,344	$1,873,434	$1,743,470
12/31/22	$3,289,741	$2,007,985	$1,825,724
03/31/23	$3,766,483	$2,152,164	$1,945,194
06/30/23	$4,044,582	$2,332,662	$2,069,979
09/30/23	$3,830,490	$2,256,761	$1,928,458
12/31/23	$4,203,496	$2,529,194	$2,171,336
03/31/24	$4,274,125	$2,782,603	$2,356,078
06/30/24	$4,265,296	$2,872,091	$2,256,766
09/30/24	$4,767,420	$3,050,998	$2,414,485
12/31/24	$5,458,255	$3,131,339	$2,473,126
03/31/25	$5,024,552	$2,983,479	$2,206,031
06/30/25	$5,666,830	$3,311,400	$2,455,530
09/30/25	$5,940,515	$3,582,146	$2,719,099
12/31/25	$6,673,285	$3,668,221	$2,728,071
03/31/26	$6,340,007	$3,523,056	$2,632,125
06/30/26	$7,180,927	$4,066,714	$3,264,429

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	26.72%	12.76%	21.79%
Russell 2500 Growth Index	32.94%	4.98%	12.56%
Russell 3000 Index	22.81%	12.30%	15.06%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,537,439,725
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 21,063,718
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,537,439,725
# of Issuers	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$21,063,718

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Consumer Discretionary	33.9%
Communication Services	33.7%
Financials	17.7%
Information Technology	12.3%
Industrials	3.1%
Health Care	3.0%
Real Estate	0.2%
Cash and Cash Equivalents	(3.8%)Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	28.6%
Tesla, Inc.	6.4%
MSCI, Inc.	5.0%
Shopify, Inc.	4.6%
Hyatt Hotels Corp.	4.3%
Spotify Technology SA	4.2%
Interactive Brokers Group, Inc.	3.9%
Birkenstock Holding PLC	3.5%
Vail Resorts, Inc.	3.2%
Red Rock Resorts, Inc.	3.1%
Total	66.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174761
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	R6
Trading Symbol	BFGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$55	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	Russell 3000 Index	Russell 2500 Growth Index
06/30/16	$5,000,000	$5,000,000	$5,000,000
09/30/16	$5,052,553	$5,219,888	$5,349,233
12/31/16	$5,021,829	$5,439,612	$5,488,138
03/31/17	$5,451,249	$5,752,022	$5,831,188
06/30/17	$5,999,952	$5,925,478	$6,071,780
09/30/17	$6,196,172	$6,196,353	$6,422,608
12/31/17	$6,361,324	$6,589,034	$6,830,292
03/31/18	$6,430,337	$6,546,567	$6,992,760
06/30/18	$7,242,248	$6,801,152	$7,379,292
09/30/18	$7,455,824	$7,285,661	$7,908,119
12/31/18	$6,620,116	$6,243,651	$6,320,295
03/31/19	$7,423,051	$7,120,475	$7,520,318
06/30/19	$7,500,886	$7,412,064	$7,831,808
09/30/19	$7,472,210	$7,498,232	$7,582,739
12/31/19	$8,626,717	$8,180,372	$8,384,144
03/31/20	$7,183,369	$6,470,699	$6,437,450
06/30/20	$10,103,437	$7,896,036	$8,553,420
09/30/20	$14,520,587	$8,623,065	$9,355,143
12/31/20	$19,219,027	$9,889,071	$11,777,127
03/31/21	$19,236,268	$10,516,721	$12,070,095
06/30/21	$19,706,076	$11,383,277	$12,798,652
09/30/21	$20,663,344	$11,371,699	$12,346,608
12/31/21	$22,899,479	$12,426,715	$12,371,213
03/31/22	$21,062,357	$11,770,776	$10,849,039
06/30/22	$16,866,767	$9,804,921	$8,727,973
09/30/22	$17,239,149	$9,367,169	$8,717,348
12/31/22	$16,461,319	$10,039,925	$9,128,622
03/31/23	$18,844,459	$10,760,821	$9,725,972
06/30/23	$20,234,624	$11,663,310	$10,349,895
09/30/23	$19,164,417	$11,283,807	$9,642,290
12/31/23	$21,029,004	$12,645,971	$10,856,682
03/31/24	$21,382,061	$13,913,015	$11,780,391
06/30/24	$21,343,446	$14,360,456	$11,283,831
09/30/24	$23,853,466	$15,254,989	$12,072,425
12/31/24	$27,306,812	$15,656,696	$12,365,629
03/31/25	$25,138,817	$14,917,395	$11,030,156
06/30/25	$28,349,436	$16,557,002	$12,277,649
09/30/25	$29,717,535	$17,910,731	$13,595,497
12/31/25	$33,386,026	$18,341,104	$13,640,357
03/31/26	$31,720,034	$17,615,281	$13,160,624
06/30/26	$35,923,628	$20,333,568	$16,322,145

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	26.72%	12.76%	21.80%
Russell 2500 Growth Index	32.94%	4.98%	12.56%
Russell 3000 Index	22.81%	12.30%	15.06%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,537,439,725
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 21,063,718
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,537,439,725
# of Issuers	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$21,063,718

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Consumer Discretionary	33.9%
Communication Services	33.7%
Financials	17.7%
Information Technology	12.3%
Industrials	3.1%
Health Care	3.0%
Real Estate	0.2%
Cash and Cash Equivalents	(3.8%)Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	28.6%
Tesla, Inc.	6.4%
MSCI, Inc.	5.0%
Shopify, Inc.	4.6%
Hyatt Hotels Corp.	4.3%
Spotify Technology SA	4.2%
Interactive Brokers Group, Inc.	3.9%
Birkenstock Holding PLC	3.5%
Vail Resorts, Inc.	3.2%
Red Rock Resorts, Inc.	3.1%
Total	66.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000073358
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	Retail
Trading Symbol	BIGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$65	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
06/30/16	$10,000	$10,000	$10,000
09/30/16	$10,763	$10,691	$10,619
12/31/16	$10,092	$10,557	$10,007
03/31/17	$11,118	$11,387	$10,918
06/30/17	$11,877	$12,045	$11,735
09/30/17	$12,882	$12,788	$12,488
12/31/17	$13,820	$13,427	$13,234
03/31/18	$14,092	$13,269	$13,122
06/30/18	$13,774	$12,922	$12,959
09/30/18	$13,421	$13,013	$12,891
12/31/18	$11,347	$11,521	$11,254
03/31/19	$13,240	$12,709	$12,629
06/30/19	$13,580	$13,088	$13,136
09/30/19	$13,435	$12,853	$13,016
12/31/19	$14,644	$14,000	$14,290
03/31/20	$11,494	$10,730	$11,536
06/30/20	$14,740	$12,460	$13,854
09/30/20	$16,130	$13,239	$15,313
12/31/20	$19,113	$15,491	$17,490
03/31/21	$19,550	$16,032	$17,557
06/30/21	$21,200	$16,910	$18,720
09/30/21	$20,972	$16,405	$18,147
12/31/21	$20,955	$16,703	$18,534
03/31/22	$17,877	$15,794	$16,547
06/30/22	$14,969	$13,626	$13,850
09/30/22	$13,238	$12,276	$12,579
12/31/22	$15,198	$14,030	$14,181
03/31/23	$15,754	$14,994	$15,340
06/30/23	$16,290	$15,359	$15,637
09/30/23	$15,147	$14,780	$14,570
12/31/23	$16,312	$16,221	$16,172
03/31/24	$16,523	$16,956	$17,009
06/30/24	$16,715	$17,144	$17,159
09/30/24	$18,056	$18,527	$18,382
12/31/24	$16,983	$17,119	$16,950
03/31/25	$17,093	$18,015	$17,197
06/30/25	$19,967	$20,182	$19,675
09/30/25	$21,156	$21,573	$20,806
12/31/25	$20,518	$22,663	$21,312
03/31/26	$20,289	$22,503	$20,621
06/30/26	$23,137	$25,764	$23,976

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	15.87%	1.76%	8.75%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%
MSCI ACWI ex USA IMI Growth Index	21.86%	5.07%	9.14%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 322,940,548
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,295,085
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$322,940,548
# of Issuers	93
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of fees waived)	$1,295,085

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	24.3%
Financials	20.1%
Industrials	14.0%
Health Care	11.5%
Materials	8.8%
Consumer Discretionary	6.8%
Consumer Staples	4.3%
Communication Services	3.0%
Energy	2.1%
Utilities	1.3%
Real Estate	0.8%
Cash and Cash Equivalents	3.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Japan	17.6%
France	11.0%
India	8.8%
Korea, Republic of	7.4%
United States	7.2%
Taiwan	6.9%
Netherlands	6.9%
China	6.0%
United Kingdom	4.7%
Others	23.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	6.3%
argenx SE	3.5%
BNP Paribas S.A.	3.2%
Samsung Electronics Co., Ltd.	2.8%
Tokyo Electron Ltd.	2.7%
Ajinomoto Co., Inc.	2.5%
SK Hynix, Inc.	2.4%
Keyence Corporation	2.4%
Lundin Mining Corp.	2.2%
TotalEnergies SE	2.1%
Total	30.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077807
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	Institutional
Trading Symbol	BINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
06/30/16	$1,000,000	$1,000,000	$1,000,000
09/30/16	$1,076,754	$1,069,118	$1,061,949
12/31/16	$1,009,659	$1,055,708	$1,000,685
03/31/17	$1,113,667	$1,138,682	$1,091,844
06/30/17	$1,190,567	$1,204,504	$1,173,491
09/30/17	$1,291,895	$1,278,762	$1,248,832
12/31/17	$1,386,582	$1,342,739	$1,323,365
03/31/18	$1,414,669	$1,326,870	$1,312,208
06/30/18	$1,384,289	$1,292,172	$1,295,924
09/30/18	$1,349,306	$1,301,280	$1,289,095
12/31/18	$1,141,421	$1,152,148	$1,125,429
03/31/19	$1,332,546	$1,270,939	$1,262,853
06/30/19	$1,368,049	$1,308,823	$1,313,559
09/30/19	$1,353,975	$1,285,299	$1,301,555
12/31/19	$1,476,867	$1,400,011	$1,429,010
03/31/20	$1,159,293	$1,073,029	$1,153,593
06/30/20	$1,488,146	$1,245,963	$1,385,352
09/30/20	$1,629,780	$1,323,909	$1,531,326
12/31/20	$1,932,258	$1,549,142	$1,749,046
03/31/21	$1,977,429	$1,603,230	$1,755,743
06/30/21	$2,145,633	$1,691,010	$1,871,993
09/30/21	$2,123,599	$1,640,498	$1,814,695
12/31/21	$2,123,246	$1,670,336	$1,853,398
03/31/22	$1,812,405	$1,579,427	$1,654,739
06/30/22	$1,519,111	$1,362,631	$1,384,962
09/30/22	$1,344,263	$1,227,636	$1,257,916
12/31/22	$1,543,837	$1,403,028	$1,418,072
03/31/23	$1,601,675	$1,499,357	$1,534,047
06/30/23	$1,656,971	$1,535,900	$1,563,656
09/30/23	$1,541,295	$1,477,957	$1,457,012
12/31/23	$1,661,202	$1,622,115	$1,617,197
03/31/24	$1,683,582	$1,695,647	$1,700,899
06/30/24	$1,704,683	$1,714,421	$1,715,851
09/30/24	$1,842,235	$1,852,657	$1,838,218
12/31/24	$1,733,490	$1,711,851	$1,694,992
03/31/25	$1,745,761	$1,801,475	$1,719,703
06/30/25	$2,040,920	$2,018,215	$1,967,499
09/30/25	$2,164,279	$2,157,345	$2,080,554
12/31/25	$2,100,322	$2,266,302	$2,131,222
03/31/26	$2,078,756	$2,250,321	$2,062,073
06/30/26	$2,370,867	$2,576,409	$2,397,556

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	16.17%	2.02%	9.02%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%
MSCI ACWI ex USA IMI Growth Index	21.86%	5.07%	9.14%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 322,940,548
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,295,085
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$322,940,548
# of Issuers	93
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of fees waived)	$1,295,085

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	24.3%
Financials	20.1%
Industrials	14.0%
Health Care	11.5%
Materials	8.8%
Consumer Discretionary	6.8%
Consumer Staples	4.3%
Communication Services	3.0%
Energy	2.1%
Utilities	1.3%
Real Estate	0.8%
Cash and Cash Equivalents	3.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Japan	17.6%
France	11.0%
India	8.8%
Korea, Republic of	7.4%
United States	7.2%
Taiwan	6.9%
Netherlands	6.9%
China	6.0%
United Kingdom	4.7%
Others	23.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	6.3%
argenx SE	3.5%
BNP Paribas S.A.	3.2%
Samsung Electronics Co., Ltd.	2.8%
Tokyo Electron Ltd.	2.7%
Ajinomoto Co., Inc.	2.5%
SK Hynix, Inc.	2.4%
Keyence Corporation	2.4%
Lundin Mining Corp.	2.2%
TotalEnergies SE	2.1%
Total	30.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174762
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	R6
Trading Symbol	BIGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%	[15]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
06/30/16	$5,000,000	$5,000,000	$5,000,000
09/30/16	$5,383,772	$5,345,589	$5,309,745
12/31/16	$5,048,294	$5,278,538	$5,003,424
03/31/17	$5,568,337	$5,693,412	$5,459,219
06/30/17	$5,952,837	$6,022,518	$5,867,456
09/30/17	$6,459,473	$6,393,809	$6,244,162
12/31/17	$6,932,908	$6,713,695	$6,616,826
03/31/18	$7,073,344	$6,634,352	$6,561,041
06/30/18	$6,921,444	$6,460,859	$6,479,621
09/30/18	$6,746,520	$6,506,398	$6,445,475
12/31/18	$5,707,096	$5,760,742	$5,627,146
03/31/19	$6,662,717	$6,354,696	$6,314,263
06/30/19	$6,840,232	$6,544,114	$6,567,794
09/30/19	$6,769,864	$6,426,496	$6,507,776
12/31/19	$7,384,324	$7,000,056	$7,145,052
03/31/20	$5,799,425	$5,365,145	$5,767,965
06/30/20	$7,440,716	$6,229,815	$6,926,761
09/30/20	$8,142,949	$6,619,545	$7,656,632
12/31/20	$9,655,334	$7,745,712	$8,745,232
03/31/21	$9,881,189	$8,016,148	$8,778,713
06/30/21	$10,722,205	$8,455,048	$9,359,966
09/30/21	$10,612,038	$8,202,492	$9,073,477
12/31/21	$10,610,277	$8,351,679	$9,266,990
03/31/22	$9,059,159	$7,897,134	$8,273,696
06/30/22	$7,592,647	$6,813,153	$6,924,811
09/30/22	$6,718,381	$6,138,180	$6,289,580
12/31/22	$7,716,286	$7,015,142	$7,090,360
03/31/23	$8,002,310	$7,496,787	$7,670,234
06/30/23	$8,281,977	$7,679,499	$7,818,281
09/30/23	$7,703,574	$7,389,786	$7,285,062
12/31/23	$8,303,135	$8,110,577	$8,085,985
03/31/24	$8,415,037	$8,478,237	$8,504,494
06/30/24	$8,517,347	$8,572,107	$8,579,255
09/30/24	$9,205,133	$9,263,284	$9,191,088
12/31/24	$8,664,617	$8,559,256	$8,474,961
03/31/25	$8,725,977	$9,007,376	$8,598,516
06/30/25	$10,198,606	$10,091,077	$9,837,495
09/30/25	$10,815,431	$10,786,724	$10,402,768
12/31/25	$10,492,364	$11,331,508	$10,656,109
03/31/26	$10,384,532	$11,251,606	$10,310,363
06/30/26	$11,845,163	$12,882,047	$11,987,778

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	16.15%	2.01%	9.01%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%
MSCI ACWI ex USA IMI Growth Index	21.86%	5.07%	9.14%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 322,940,548
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,295,085
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$322,940,548
# of Issuers	93
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of fees waived)	$1,295,085

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	24.3%
Financials	20.1%
Industrials	14.0%
Health Care	11.5%
Materials	8.8%
Consumer Discretionary	6.8%
Consumer Staples	4.3%
Communication Services	3.0%
Energy	2.1%
Utilities	1.3%
Real Estate	0.8%
Cash and Cash Equivalents	3.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Japan	17.6%
France	11.0%
India	8.8%
Korea, Republic of	7.4%
United States	7.2%
Taiwan	6.9%
Netherlands	6.9%
China	6.0%
United Kingdom	4.7%
Others	23.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	6.3%
argenx SE	3.5%
BNP Paribas S.A.	3.2%
Samsung Electronics Co., Ltd.	2.8%
Tokyo Electron Ltd.	2.7%
Ajinomoto Co., Inc.	2.5%
SK Hynix, Inc.	2.4%
Keyence Corporation	2.4%
Lundin Mining Corp.	2.2%
TotalEnergies SE	2.1%
Total	30.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000082256
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	Retail
Trading Symbol	BREFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$67	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%	[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
06/30/16	$10,000	$10,000	$10,000	$9,999
09/30/16	$10,215	$10,385	$10,010	$9,823
12/31/16	$10,217	$10,782	$10,030	$9,501
03/31/17	$10,998	$11,436	$10,603	$9,566
06/30/17	$11,814	$11,790	$10,941	$9,694
09/30/17	$12,215	$12,318	$11,184	$9,755
12/31/17	$13,388	$13,136	$11,839	$9,856
03/31/18	$12,659	$13,037	$11,214	$9,030
06/30/18	$12,804	$13,484	$11,754	$9,909
09/30/18	$12,440	$14,524	$11,979	$9,986
12/31/18	$10,413	$12,560	$10,569	$9,282
03/31/19	$12,393	$14,275	$12,237	$10,760
06/30/19	$12,909	$14,889	$12,674	$10,867
09/30/19	$13,528	$15,142	$13,373	$11,668
12/31/19	$15,006	$16,515	$13,762	$11,540
03/31/20	$12,014	$13,279	$9,800	$8,397
06/30/20	$15,596	$16,006	$11,933	$9,353
09/30/20	$18,497	$17,436	$12,996	$9,479
12/31/20	$21,586	$19,554	$14,342	$10,536
03/31/21	$23,965	$20,761	$16,091	$11,431
06/30/21	$25,062	$22,536	$17,215	$12,774
09/30/21	$24,629	$22,667	$17,233	$12,870
12/31/21	$26,774	$25,167	$19,584	$14,931
03/31/22	$23,886	$24,009	$17,423	$14,292
06/30/22	$18,942	$20,144	$14,441	$11,839
09/30/22	$18,015	$19,160	$13,720	$10,622
12/31/22	$19,113	$20,609	$14,915	$11,143
03/31/23	$20,451	$22,154	$15,621	$11,409
06/30/23	$21,946	$24,091	$16,721	$11,676
09/30/23	$20,142	$23,302	$15,704	$10,821
12/31/23	$23,834	$26,026	$18,358	$12,510
03/31/24	$25,797	$28,774	$19,567	$12,432
06/30/24	$23,408	$30,006	$18,779	$12,405
09/30/24	$27,581	$31,773	$21,709	$14,364
12/31/24	$26,738	$32,538	$20,691	$13,446
03/31/25	$24,930	$31,148	$20,047	$13,548
06/30/25	$25,817	$34,556	$21,276	$13,351
09/30/25	$28,450	$37,364	$22,477	$13,950
12/31/25	$28,053	$38,356	$21,701	$13,672
03/31/26	$26,521	$36,693	$21,494	$14,290
06/30/26	$29,662	$42,271	$23,616	$15,981

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	14.89%	3.43%	11.49%
MSCI USA IMI Extended Real Estate Index	11.00%	6.53%	8.97%
MSCI US REIT Index	19.70%	4.58%	4.80%
S&P 500 Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,294,125,733
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 11,394,666
InvestmentCompanyPortfolioTurnover	59.00%	[17]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,294,125,733
# of Issuers	45
Portfolio Turnover Rate	59%Footnote Reference#
Total Advisory Fees Paid	$11,394,666
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Consumer Discretionary	36.9%
Real Estate	34.4%
Industrials	11.3%
Financials	7.6%
Materials	4.5%
Information Technology	1.1%
Cash and Cash Equivalents	4.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Welltower, Inc.	5.9%
Toll Brothers, Inc.	5.1%
Equinix, Inc.	4.9%
Macerich Co.	4.2%
Meritage Homes Corp.	4.2%
Hyatt Hotels Corp.	3.3%
Brookfield Corp.	3.2%
Prologis, Inc.	3.1%
Hilton Worldwide Holdings, Inc.	3.0%
Blackstone Digital Infrastructure Trust, Inc.	2.9%
Total	39.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000082257
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	Institutional
Trading Symbol	BREIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
06/30/16	$1,000,000	$1,000,000	$1,000,000	$1,000,001
09/30/16	$1,022,090	$1,038,519	$1,000,979	$982,359
12/31/16	$1,022,976	$1,078,234	$1,002,959	$950,115
03/31/17	$1,102,061	$1,143,642	$1,060,342	$956,616
06/30/17	$1,184,139	$1,178,960	$1,094,055	$969,479
09/30/17	$1,225,605	$1,231,782	$1,118,434	$975,567
12/31/17	$1,344,368	$1,313,630	$1,183,876	$985,683
03/31/18	$1,271,797	$1,303,658	$1,121,373	$903,017
06/30/18	$1,287,028	$1,348,424	$1,175,404	$990,979
09/30/18	$1,251,530	$1,452,398	$1,197,854	$998,697
12/31/18	$1,048,102	$1,256,037	$1,056,906	$928,242
03/31/19	$1,248,284	$1,427,460	$1,223,660	$1,076,049
06/30/19	$1,300,938	$1,488,895	$1,267,353	$1,086,724
09/30/19	$1,364,268	$1,514,181	$1,337,278	$1,166,898
12/31/19	$1,513,922	$1,651,518	$1,376,242	$1,154,100
03/31/20	$1,213,181	$1,327,853	$980,011	$839,762
06/30/20	$1,576,340	$1,600,639	$1,193,265	$935,401
09/30/20	$1,870,328	$1,743,564	$1,299,630	$947,926
12/31/20	$2,184,287	$1,955,378	$1,434,178	$1,053,682
03/31/21	$2,426,244	$2,076,120	$1,609,097	$1,143,204
06/30/21	$2,539,036	$2,253,606	$1,721,549	$1,277,467
09/30/21	$2,496,851	$2,266,722	$1,723,335	$1,287,024
12/31/21	$2,716,322	$2,516,676	$1,958,363	$1,493,180
03/31/22	$2,424,068	$2,400,947	$1,742,281	$1,429,273
06/30/22	$1,924,280	$2,014,367	$1,444,073	$1,183,964
09/30/22	$1,830,780	$1,916,013	$1,371,983	$1,062,307
12/31/22	$1,943,774	$2,060,884	$1,491,494	$1,114,358
03/31/23	$2,081,117	$2,215,389	$1,562,052	$1,140,986
06/30/23	$2,235,374	$2,409,064	$1,672,052	$1,167,632
09/30/23	$2,052,376	$2,330,204	$1,570,406	$1,082,172
12/31/23	$2,430,490	$2,602,642	$1,835,842	$1,251,043
03/31/24	$2,631,728	$2,877,375	$1,956,738	$1,243,273
06/30/24	$2,389,698	$3,000,635	$1,877,867	$1,240,578
09/30/24	$2,817,235	$3,177,269	$2,170,933	$1,436,490
12/31/24	$2,733,379	$3,253,815	$2,069,085	$1,344,698
03/31/25	$2,550,471	$3,114,807	$2,004,715	$1,354,895
06/30/25	$2,642,608	$3,455,641	$2,127,574	$1,335,152
09/30/25	$2,913,551	$3,736,395	$2,247,701	$1,395,102
12/31/25	$2,875,151	$3,835,596	$2,170,127	$1,367,315
03/31/26	$2,720,101	$3,669,350	$2,149,357	$1,429,098
06/30/26	$3,043,653	$4,227,112	$2,361,610	$1,598,237

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	15.18%	3.69%	11.77%
MSCI USA IMI Extended Real Estate Index	11.00%	6.53%	8.97%
MSCI US REIT Index	19.70%	4.58%	4.80%
S&P 500 Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,294,125,733
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 11,394,666
InvestmentCompanyPortfolioTurnover	59.00%	[19]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,294,125,733
# of Issuers	45
Portfolio Turnover Rate	59%Footnote Reference#
Total Advisory Fees Paid	$11,394,666
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Consumer Discretionary	36.9%
Real Estate	34.4%
Industrials	11.3%
Financials	7.6%
Materials	4.5%
Information Technology	1.1%
Cash and Cash Equivalents	4.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Welltower, Inc.	5.9%
Toll Brothers, Inc.	5.1%
Equinix, Inc.	4.9%
Macerich Co.	4.2%
Meritage Homes Corp.	4.2%
Hyatt Hotels Corp.	3.3%
Brookfield Corp.	3.2%
Prologis, Inc.	3.1%
Hilton Worldwide Holdings, Inc.	3.0%
Blackstone Digital Infrastructure Trust, Inc.	2.9%
Total	39.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165214
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	R6
Trading Symbol	BREUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
06/30/16	$5,000,000	$5,000,000	$5,000,000	$5,000,001
09/30/16	$5,112,574	$5,192,593	$5,004,897	$4,911,794
12/31/16	$5,115,398	$5,391,171	$5,014,796	$4,750,571
03/31/17	$5,510,864	$5,718,208	$5,301,711	$4,783,077
06/30/17	$5,921,293	$5,894,799	$5,470,276	$4,847,392
09/30/17	$6,128,645	$6,158,910	$5,592,172	$4,877,832
12/31/17	$6,722,522	$6,568,150	$5,919,382	$4,928,411
03/31/18	$6,359,627	$6,518,292	$5,606,863	$4,515,081
06/30/18	$6,438,030	$6,742,121	$5,877,019	$4,954,893
09/30/18	$6,258,733	$7,261,990	$5,989,269	$4,993,482
12/31/18	$5,241,415	$6,280,187	$5,284,530	$4,641,207
03/31/19	$6,242,500	$7,137,299	$6,118,299	$5,380,242
06/30/19	$6,505,813	$7,444,477	$6,336,763	$5,433,614
09/30/19	$6,822,996	$7,570,907	$6,686,388	$5,834,488
12/31/19	$7,574,284	$8,257,590	$6,881,211	$5,770,494
03/31/20	$6,067,373	$6,639,266	$4,900,056	$4,198,805
06/30/20	$7,883,612	$8,003,193	$5,966,325	$4,677,002
09/30/20	$9,354,143	$8,717,822	$6,498,151	$4,739,629
12/31/20	$10,924,359	$9,776,889	$7,170,891	$5,268,405
03/31/21	$12,134,469	$10,380,600	$8,045,483	$5,716,016
06/30/21	$12,698,581	$11,268,028	$8,607,746	$6,387,331
09/30/21	$12,487,599	$11,333,611	$8,616,674	$6,435,116
12/31/21	$13,585,431	$12,583,381	$9,791,816	$7,465,894
03/31/22	$12,123,749	$12,004,733	$8,711,405	$7,146,359
06/30/22	$9,624,108	$10,071,833	$7,220,367	$5,919,814
09/30/22	$9,156,476	$9,580,063	$6,859,913	$5,311,533
12/31/22	$9,721,605	$10,304,419	$7,457,468	$5,571,789
03/31/23	$10,408,512	$11,076,947	$7,810,260	$5,704,928
06/30/23	$11,180,014	$12,045,318	$8,360,260	$5,838,155
09/30/23	$10,264,946	$11,651,021	$7,852,032	$5,410,857
12/31/23	$12,155,856	$13,013,210	$9,179,212	$6,255,210
03/31/24	$13,162,327	$14,386,877	$9,783,690	$6,216,359
06/30/24	$11,951,842	$15,003,175	$9,389,337	$6,202,885
09/30/24	$14,090,126	$15,886,344	$10,854,666	$7,182,445
12/31/24	$13,670,562	$16,269,073	$10,345,425	$6,723,484
03/31/25	$12,752,364	$15,574,037	$10,023,577	$6,774,470
06/30/25	$13,216,583	$17,278,206	$10,637,870	$6,675,757
09/30/25	$14,571,727	$18,681,975	$11,238,507	$6,975,503
12/31/25	$14,379,538	$19,177,979	$10,850,634	$6,836,572
03/31/26	$13,604,084	$18,346,748	$10,746,785	$7,145,486
06/30/26	$15,222,268	$21,135,562	$11,808,052	$7,991,177

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	15.18%	3.69%	11.78%
MSCI USA IMI Extended Real Estate Index	11.00%	6.53%	8.97%
MSCI US REIT Index	19.70%	4.58%	4.80%
S&P 500 Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,294,125,733
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 11,394,666
InvestmentCompanyPortfolioTurnover	59.00%	[21]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,294,125,733
# of Issuers	45
Portfolio Turnover Rate	59%Footnote Reference#
Total Advisory Fees Paid	$11,394,666
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Consumer Discretionary	36.9%
Real Estate	34.4%
Industrials	11.3%
Financials	7.6%
Materials	4.5%
Information Technology	1.1%
Cash and Cash Equivalents	4.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Welltower, Inc.	5.9%
Toll Brothers, Inc.	5.1%
Equinix, Inc.	4.9%
Macerich Co.	4.2%
Meritage Homes Corp.	4.2%
Hyatt Hotels Corp.	3.3%
Brookfield Corp.	3.2%
Prologis, Inc.	3.1%
Hilton Worldwide Holdings, Inc.	3.0%
Blackstone Digital Infrastructure Trust, Inc.	2.9%
Total	39.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000095861
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	Retail
Trading Symbol	BEXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$74	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.36%	[22]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
06/30/16	$10,000	$10,000	$10,000
09/30/16	$10,726	$10,903	$10,936
12/31/16	$9,835	$10,449	$10,135
03/31/17	$11,111	$11,644	$11,408
06/30/17	$11,821	$12,375	$12,382
09/30/17	$13,010	$13,351	$13,558
12/31/17	$13,803	$14,344	$14,665
03/31/18	$13,911	$14,527	$14,811
06/30/18	$12,596	$13,389	$13,777
09/30/18	$11,966	$13,243	$13,037
12/31/18	$11,225	$12,254	$11,962
03/31/19	$12,551	$13,469	$13,337
06/30/19	$12,587	$13,551	$13,347
09/30/19	$12,156	$12,976	$13,055
12/31/19	$13,300	$14,512	$14,785
03/31/20	$9,966	$11,087	$11,777
06/30/20	$12,613	$13,092	$14,458
09/30/20	$14,240	$14,343	$16,497
12/31/20	$17,140	$17,169	$19,331
03/31/21	$17,104	$17,561	$19,582
06/30/21	$17,926	$18,447	$20,595
09/30/21	$16,761	$16,955	$18,542
12/31/21	$16,068	$16,732	$18,268
03/31/22	$13,792	$15,565	$16,467
06/30/22	$12,360	$13,783	$14,354
09/30/22	$10,957	$12,188	$12,725
12/31/22	$11,892	$13,370	$13,905
03/31/23	$12,195	$13,899	$14,498
06/30/23	$12,654	$14,024	$14,532
09/30/23	$12,021	$13,614	$13,952
12/31/23	$12,838	$14,684	$15,030
03/31/24	$13,142	$14,991	$15,421
06/30/24	$13,686	$15,784	$16,251
09/30/24	$14,918	$17,160	$17,656
12/31/24	$13,818	$15,786	$16,449
03/31/25	$14,225	$16,249	$16,510
06/30/25	$16,392	$18,196	$18,914
09/30/25	$18,173	$20,133	$21,086
12/31/25	$17,931	$21,085	$21,717
03/31/26	$18,006	$21,051	$21,402
06/30/26	$21,525	$26,113	$26,711

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	31.31%	3.73%	7.97%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI Emerging Markets IMI Growth Index	41.22%	5.34%	10.32%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,994,389,268
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 18,804,278
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,994,389,268
# of Issuers	90
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$18,804,278

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	43.0%
Financials	15.2%
Industrials	14.2%
Consumer Discretionary	7.9%
Communication Services	4.6%
Health Care	4.4%
Utilities	2.4%
Materials	2.3%
Consumer Staples	2.3%
Energy	1.8%
Real Estate	0.5%
Cash and Cash Equivalents	1.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Korea, Republic of	22.3%
Taiwan	21.7%
India	20.5%
China	18.0%
Brazil	5.4%
Mexico	1.9%
South Africa	1.7%
Greece	1.2%
Peru	1.0%
Others	6.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	15.7%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	7.1%
Tencent Holdings Ltd.	2.7%
Montage Technology Co. Ltd.	2.3%
Delta Electronics, Inc.	2.2%
Grupo Mexico S.A.B. de C.V.	1.9%
Bajaj Finance Ltd.	1.7%
Alibaba Group Holding Ltd.	1.6%
Contemporary Amperex Technology Co. Ltd.	1.5%
Total	44.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000095862
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	Institutional
Trading Symbol	BEXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%	[23]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
06/30/16	$1,000,000	$1,000,000	$1,000,000
09/30/16	$1,073,280	$1,090,266	$1,093,584
12/31/16	$984,957	$1,044,862	$1,013,487
03/31/17	$1,113,235	$1,164,446	$1,140,753
06/30/17	$1,184,999	$1,237,452	$1,238,230
09/30/17	$1,304,732	$1,335,134	$1,355,756
12/31/17	$1,385,120	$1,434,419	$1,466,533
03/31/18	$1,396,835	$1,452,749	$1,481,095
06/30/18	$1,266,163	$1,338,947	$1,377,663
09/30/18	$1,203,080	$1,324,294	$1,303,697
12/31/18	$1,129,076	$1,225,445	$1,196,186
03/31/19	$1,263,986	$1,346,950	$1,333,731
06/30/19	$1,267,607	$1,355,117	$1,334,729
09/30/19	$1,225,260	$1,297,591	$1,305,457
12/31/19	$1,342,050	$1,451,195	$1,478,465
03/31/20	$1,006,310	$1,108,729	$1,177,682
06/30/20	$1,274,720	$1,309,204	$1,445,760
09/30/20	$1,439,406	$1,434,341	$1,649,692
12/31/20	$1,734,202	$1,716,853	$1,933,056
03/31/21	$1,731,472	$1,756,094	$1,958,152
06/30/21	$1,815,180	$1,844,729	$2,059,452
09/30/21	$1,697,807	$1,695,452	$1,854,220
12/31/21	$1,628,906	$1,673,214	$1,826,778
03/31/22	$1,399,117	$1,556,508	$1,646,729
06/30/22	$1,254,572	$1,378,292	$1,435,374
09/30/22	$1,112,808	$1,218,789	$1,272,479
12/31/22	$1,208,244	$1,337,043	$1,390,543
03/31/23	$1,240,674	$1,389,934	$1,449,848
06/30/23	$1,287,929	$1,402,403	$1,453,174
09/30/23	$1,224,922	$1,361,379	$1,395,237
12/31/23	$1,308,369	$1,468,449	$1,502,973
03/31/24	$1,341,031	$1,499,138	$1,542,112
06/30/24	$1,397,024	$1,578,375	$1,625,076
09/30/24	$1,523,667	$1,716,048	$1,765,633
12/31/24	$1,411,730	$1,578,643	$1,644,851
03/31/25	$1,454,053	$1,624,860	$1,651,002
06/30/25	$1,677,898	$1,819,648	$1,891,394
09/30/25	$1,860,564	$2,013,313	$2,108,587
12/31/25	$1,837,204	$2,108,531	$2,171,716
03/31/26	$1,845,847	$2,105,050	$2,140,225
06/30/26	$2,207,910	$2,611,325	$2,671,051

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	31.59%	3.99%	8.24%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI Emerging Markets IMI Growth Index	41.22%	5.34%	10.32%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,994,389,268
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 18,804,278
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,994,389,268
# of Issuers	90
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$18,804,278

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	43.0%
Financials	15.2%
Industrials	14.2%
Consumer Discretionary	7.9%
Communication Services	4.6%
Health Care	4.4%
Utilities	2.4%
Materials	2.3%
Consumer Staples	2.3%
Energy	1.8%
Real Estate	0.5%
Cash and Cash Equivalents	1.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Korea, Republic of	22.3%
Taiwan	21.7%
India	20.5%
China	18.0%
Brazil	5.4%
Mexico	1.9%
South Africa	1.7%
Greece	1.2%
Peru	1.0%
Others	6.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	15.7%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	7.1%
Tencent Holdings Ltd.	2.7%
Montage Technology Co. Ltd.	2.3%
Delta Electronics, Inc.	2.2%
Grupo Mexico S.A.B. de C.V.	1.9%
Bajaj Finance Ltd.	1.7%
Alibaba Group Holding Ltd.	1.6%
Contemporary Amperex Technology Co. Ltd.	1.5%
Total	44.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165215
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	R6
Trading Symbol	BEXUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.09%	[24]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
06/30/16	$5,000,000	$5,000,000	$5,000,000
09/30/16	$5,361,607	$5,451,328	$5,467,922
12/31/16	$4,924,986	$5,224,309	$5,067,433
03/31/17	$5,561,335	$5,822,230	$5,703,765
06/30/17	$5,919,842	$6,187,262	$6,191,149
09/30/17	$6,522,470	$6,675,668	$6,778,778
12/31/17	$6,924,031	$7,172,094	$7,332,665
03/31/18	$6,982,557	$7,263,747	$7,405,477
06/30/18	$6,329,771	$6,694,733	$6,888,313
09/30/18	$6,014,633	$6,621,471	$6,518,484
12/31/18	$5,644,892	$6,127,227	$5,980,929
03/31/19	$6,314,318	$6,734,748	$6,668,655
06/30/19	$6,336,934	$6,775,587	$6,673,643
09/30/19	$6,125,388	$6,487,953	$6,527,286
12/31/19	$6,704,272	$7,255,977	$7,392,323
03/31/20	$5,031,613	$5,543,645	$5,888,411
06/30/20	$6,367,922	$6,546,018	$7,228,802
09/30/20	$7,195,162	$7,171,705	$8,248,460
12/31/20	$8,667,829	$8,584,267	$9,665,281
03/31/21	$8,654,193	$8,780,471	$9,790,758
06/30/21	$9,072,358	$9,223,646	$10,297,262
09/30/21	$8,486,018	$8,477,258	$9,271,100
12/31/21	$8,141,684	$8,366,070	$9,133,888
03/31/22	$6,993,795	$7,782,542	$8,233,643
06/30/22	$6,271,735	$6,891,458	$7,176,870
09/30/22	$5,563,561	$6,093,947	$6,362,396
12/31/22	$6,040,306	$6,685,213	$6,952,714
03/31/23	$6,202,306	$6,949,672	$7,249,242
06/30/23	$6,438,364	$7,012,013	$7,265,868
09/30/23	$6,118,992	$6,806,895	$6,976,186
12/31/23	$6,540,084	$7,342,245	$7,514,866
03/31/24	$6,698,575	$7,495,688	$7,710,562
06/30/24	$6,978,264	$7,891,873	$8,125,379
09/30/24	$7,615,522	$8,580,238	$8,828,166
12/31/24	$7,056,268	$7,893,215	$8,224,254
03/31/25	$7,267,674	$8,124,298	$8,255,012
06/30/25	$8,381,080	$9,098,241	$9,456,968
09/30/25	$9,298,189	$10,066,564	$10,542,934
12/31/25	$9,181,356	$10,542,657	$10,858,582
03/31/26	$9,224,528	$10,525,252	$10,701,125
06/30/26	$11,032,977	$13,056,623	$13,355,257

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	31.64%	3.99%	8.24%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI Emerging Markets IMI Growth Index	41.22%	5.34%	10.32%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,994,389,268
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 18,804,278
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,994,389,268
# of Issuers	90
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$18,804,278

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	43.0%
Financials	15.2%
Industrials	14.2%
Consumer Discretionary	7.9%
Communication Services	4.6%
Health Care	4.4%
Utilities	2.4%
Materials	2.3%
Consumer Staples	2.3%
Energy	1.8%
Real Estate	0.5%
Cash and Cash Equivalents	1.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Korea, Republic of	22.3%
Taiwan	21.7%
India	20.5%
China	18.0%
Brazil	5.4%
Mexico	1.9%
South Africa	1.7%
Greece	1.2%
Peru	1.0%
Others	6.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	15.7%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	7.1%
Tencent Holdings Ltd.	2.7%
Montage Technology Co. Ltd.	2.3%
Delta Electronics, Inc.	2.2%
Grupo Mexico S.A.B. de C.V.	1.9%
Bajaj Finance Ltd.	1.7%
Alibaba Group Holding Ltd.	1.6%
Contemporary Amperex Technology Co. Ltd.	1.5%
Total	44.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000112440
Shareholder Report [Line Items]
Fund Name	Baron Global Opportunity Fund
Class Name	Retail
Trading Symbol	BGAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Global Opportunity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$63	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.15%	[25]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	MSCI ACWI Index	MSCI ACWI Growth Index
06/30/16	$10,000	$10,000	$10,000
09/30/16	$11,101	$10,530	$10,528
12/31/16	$10,300	$10,655	$10,282
03/31/17	$12,052	$11,392	$11,216
06/30/17	$13,004	$11,878	$11,857
09/30/17	$14,030	$12,494	$12,540
12/31/17	$15,408	$13,210	$13,366
03/31/18	$16,457	$13,073	$13,443
06/30/18	$17,371	$13,153	$13,761
09/30/18	$17,303	$13,715	$14,388
12/31/18	$14,809	$11,966	$12,280
03/31/19	$18,674	$13,423	$14,058
06/30/19	$19,940	$13,908	$14,746
09/30/19	$19,154	$13,904	$14,786
12/31/19	$21,483	$15,149	$16,298
03/31/20	$19,835	$11,912	$13,737
06/30/20	$29,019	$14,202	$17,191
09/30/20	$32,802	$15,356	$19,253
12/31/20	$38,457	$17,611	$21,774
03/31/21	$37,730	$18,416	$21,835
06/30/21	$42,195	$19,778	$24,015
09/30/21	$40,105	$19,569	$23,841
12/31/21	$38,712	$20,876	$25,498
03/31/22	$29,880	$19,757	$23,019
06/30/22	$20,202	$16,663	$18,380
09/30/22	$20,539	$15,526	$17,290
12/31/22	$18,700	$17,042	$18,203
03/31/23	$20,447	$18,287	$20,712
06/30/23	$21,745	$19,417	$22,617
09/30/23	$20,417	$18,756	$21,510
12/31/23	$23,423	$20,826	$24,250
03/31/24	$24,247	$22,521	$26,541
06/30/24	$25,048	$23,179	$28,202
09/30/24	$26,414	$24,713	$29,350
12/31/24	$29,534	$24,468	$30,125
03/31/25	$26,742	$24,144	$28,069
06/30/25	$32,792	$26,927	$32,914
09/30/25	$35,356	$28,980	$35,869
12/31/25	$37,637	$29,934	$36,886
03/31/26	$35,814	$28,975	$34,055
06/30/26	$45,343	$33,301	$40,792

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Retail	38.27%	1.45%	16.32%
MSCI ACWI Index	23.67%	10.98%	12.78%
MSCI ACWI Growth Index	23.94%	11.18%	15.10%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,387,633,423
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,057,796
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,387,633,423
# of Issuers	44
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net of fees waived)	$4,057,796

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	42.2%
Communication Services	22.6%
Consumer Discretionary	15.2%
Financials	6.6%
Industrials	5.7%
Health Care	5.5%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	59.6%
Netherlands	8.9%
Taiwan	5.3%
Canada	4.9%
India	4.6%
Argentina	3.6%
Korea, Republic of	3.4%
Brazil	3.1%
China	2.1%
Others	4.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	20.2%
NVIDIA Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Shopify, Inc.	4.9%
Amazon.com, Inc.	4.4%
ASML Holding N.V.	3.8%
MercadoLibre, Inc.	3.6%
Crowdstrike Holdings, Inc.	3.3%
Cloudflare, Inc.	3.1%
Datadog, Inc.	3.0%
Total	57.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000112441
Shareholder Report [Line Items]
Fund Name	Baron Global Opportunity Fund
Class Name	Institutional
Trading Symbol	BGAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Global Opportunity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%	[26]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	MSCI ACWI Index	MSCI ACWI Growth Index
06/30/16	$1,000,000	$1,000,000	$1,000,000
09/30/16	$1,110,781	$1,053,018	$1,052,842
12/31/16	$1,031,227	$1,065,543	$1,028,179
03/31/17	$1,206,691	$1,139,153	$1,121,574
06/30/17	$1,301,859	$1,187,832	$1,185,701
09/30/17	$1,405,948	$1,249,386	$1,254,005
12/31/17	$1,544,981	$1,320,977	$1,336,644
03/31/18	$1,651,301	$1,307,324	$1,344,274
06/30/18	$1,743,494	$1,315,255	$1,376,103
09/30/18	$1,738,290	$1,371,507	$1,438,844
12/31/18	$1,488,476	$1,196,615	$1,227,967
03/31/19	$1,878,067	$1,342,303	$1,405,752
06/30/19	$2,006,691	$1,390,785	$1,474,641
09/30/19	$1,928,625	$1,390,425	$1,478,590
12/31/19	$2,165,056	$1,514,883	$1,629,794
03/31/20	$2,000,000	$1,191,225	$1,373,682
06/30/20	$2,927,881	$1,420,166	$1,719,091
09/30/20	$3,311,524	$1,535,629	$1,925,347
12/31/20	$3,885,502	$1,761,125	$2,177,370
03/31/21	$3,814,126	$1,841,633	$2,183,526
06/30/21	$4,268,401	$1,977,790	$2,401,458
09/30/21	$4,058,736	$1,956,938	$2,384,062
12/31/21	$3,920,446	$2,087,591	$2,549,752
03/31/22	$3,027,509	$1,975,679	$2,301,902
06/30/22	$2,048,327	$1,666,278	$1,837,964
09/30/22	$2,083,993	$1,552,643	$1,728,982
12/31/22	$1,898,530	$1,704,226	$1,820,312
03/31/23	$2,077,180	$1,828,733	$2,071,195
06/30/23	$2,210,410	$1,941,699	$2,261,661
09/30/23	$2,076,423	$1,875,631	$2,150,955
12/31/23	$2,383,761	$2,082,595	$2,425,010
03/31/24	$2,469,301	$2,252,102	$2,654,098
06/30/24	$2,552,570	$2,317,945	$2,820,214
09/30/24	$2,694,127	$2,471,251	$2,934,985
12/31/24	$3,013,576	$2,446,814	$3,012,481
03/31/25	$2,730,462	$2,414,405	$2,806,890
06/30/25	$3,349,680	$2,692,705	$3,291,357
09/30/25	$3,607,813	$2,897,964	$3,586,897
12/31/25	$3,843,128	$2,993,369	$3,688,599
03/31/26	$3,658,822	$2,897,534	$3,405,499
06/30/26	$4,634,963	$3,330,101	$4,079,167

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional	38.37%	1.66%	16.57%
MSCI ACWI Index	23.67%	10.98%	12.78%
MSCI ACWI Growth Index	23.94%	11.18%	15.10%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,387,633,423
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,057,796
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,387,633,423
# of Issuers	44
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net of fees waived)	$4,057,796

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	42.2%
Communication Services	22.6%
Consumer Discretionary	15.2%
Financials	6.6%
Industrials	5.7%
Health Care	5.5%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	59.6%
Netherlands	8.9%
Taiwan	5.3%
Canada	4.9%
India	4.6%
Argentina	3.6%
Korea, Republic of	3.4%
Brazil	3.1%
China	2.1%
Others	4.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	20.2%
NVIDIA Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Shopify, Inc.	4.9%
Amazon.com, Inc.	4.4%
ASML Holding N.V.	3.8%
MercadoLibre, Inc.	3.6%
Crowdstrike Holdings, Inc.	3.3%
Cloudflare, Inc.	3.1%
Datadog, Inc.	3.0%
Total	57.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174764
Shareholder Report [Line Items]
Fund Name	Baron Global Opportunity Fund
Class Name	R6
Trading Symbol	BGLUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Global Opportunity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%	[27]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	MSCI ACWI Index	MSCI ACWI Growth Index
06/30/16	$5,000,000	$5,000,000	$5,000,000
09/30/16	$5,557,621	$5,265,091	$5,264,211
12/31/16	$5,156,134	$5,327,717	$5,140,894
03/31/17	$6,037,175	$5,695,767	$5,607,871
06/30/17	$6,513,011	$5,939,158	$5,928,505
09/30/17	$7,033,457	$6,246,929	$6,270,025
12/31/17	$7,728,625	$6,604,883	$6,683,218
03/31/18	$8,263,941	$6,536,618	$6,721,372
06/30/18	$8,721,190	$6,576,277	$6,880,513
09/30/18	$8,695,167	$6,857,536	$7,194,222
12/31/18	$7,446,097	$5,983,073	$6,139,836
03/31/19	$9,397,770	$6,711,515	$7,028,762
06/30/19	$10,040,892	$6,953,927	$7,373,204
09/30/19	$9,646,840	$6,952,127	$7,392,948
12/31/19	$10,828,996	$7,574,415	$8,148,970
03/31/20	$10,003,717	$5,956,125	$6,868,410
06/30/20	$14,646,840	$7,100,828	$8,595,456
09/30/20	$16,568,773	$7,678,144	$9,626,735
12/31/20	$19,434,944	$8,805,625	$10,886,851
03/31/21	$19,081,784	$9,208,164	$10,917,632
06/30/21	$21,353,160	$9,888,949	$12,007,292
09/30/21	$20,304,833	$9,784,692	$11,920,310
12/31/21	$19,613,383	$10,437,955	$12,748,759
03/31/22	$15,148,699	$9,878,397	$11,509,512
06/30/22	$10,249,071	$8,331,391	$9,189,820
09/30/22	$10,427,399	$7,763,213	$8,644,910
12/31/22	$9,500,098	$8,521,128	$9,101,561
03/31/23	$10,393,334	$9,143,666	$10,355,975
06/30/23	$11,059,477	$9,708,495	$11,308,307
09/30/23	$10,389,550	$9,378,157	$10,754,773
12/31/23	$11,926,219	$10,412,976	$12,125,049
03/31/24	$12,350,128	$11,260,511	$13,270,489
06/30/24	$12,770,251	$11,589,724	$14,101,068
09/30/24	$13,474,243	$12,356,254	$14,674,924
12/31/24	$15,075,255	$12,234,070	$15,062,405
03/31/25	$13,655,918	$12,072,026	$14,034,448
06/30/25	$16,755,751	$13,463,524	$16,456,786
09/30/25	$18,080,466	$14,489,822	$17,934,486
12/31/25	$19,260,734	$14,966,844	$18,442,994
03/31/26	$18,339,222	$14,487,671	$17,027,495
06/30/26	$23,227,406	$16,650,505	$20,395,836

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
R6	38.62%	1.70%	16.60%
MSCI ACWI Index	23.67%	10.98%	12.78%
MSCI ACWI Growth Index	23.94%	11.18%	15.10%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,387,633,423
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,057,796
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,387,633,423
# of Issuers	44
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net of fees waived)	$4,057,796

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	42.2%
Communication Services	22.6%
Consumer Discretionary	15.2%
Financials	6.6%
Industrials	5.7%
Health Care	5.5%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	59.6%
Netherlands	8.9%
Taiwan	5.3%
Canada	4.9%
India	4.6%
Argentina	3.6%
Korea, Republic of	3.4%
Brazil	3.1%
China	2.1%
Others	4.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	20.2%
NVIDIA Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Shopify, Inc.	4.9%
Amazon.com, Inc.	4.4%
ASML Holding N.V.	3.8%
MercadoLibre, Inc.	3.6%
Crowdstrike Holdings, Inc.	3.3%
Cloudflare, Inc.	3.1%
Datadog, Inc.	3.0%
Total	57.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196927
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	Retail
Trading Symbol	BRIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$56	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[28]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	S&P 500 Index	MSCI US REIT Index
12/29/17	$10,000	$10,000	$10,000
12/31/17	$10,000	$10,000	$10,000
3/31/18	$9,390	$9,924	$9,162
6/30/18	$9,975	$10,265	$10,054
9/30/18	$10,006	$11,056	$10,132
12/31/18	$8,867	$9,562	$9,417
3/31/19	$10,451	$10,867	$10,917
6/30/19	$10,694	$11,334	$11,025
9/30/19	$11,408	$11,527	$11,839
12/31/19	$12,118	$12,572	$11,709
3/31/20	$10,195	$10,108	$8,520
6/30/20	$11,937	$12,185	$9,490
9/30/20	$12,941	$13,273	$9,617
12/31/20	$14,787	$14,885	$10,690
3/31/21	$15,892	$15,804	$11,598
6/30/21	$17,217	$17,156	$12,961
9/30/21	$16,927	$17,255	$13,057
12/31/21	$19,087	$19,158	$15,149
3/31/22	$18,530	$18,277	$14,501
6/30/22	$15,115	$15,334	$12,012
9/30/22	$13,541	$14,586	$10,778
12/31/22	$13,818	$15,688	$11,306
3/31/23	$14,456	$16,865	$11,576
6/30/23	$14,925	$18,339	$11,846
9/30/23	$13,962	$17,739	$10,979
12/31/23	$15,917	$19,813	$12,692
3/31/24	$16,223	$21,904	$12,614
6/30/24	$15,909	$22,842	$12,586
9/30/24	$18,480	$24,187	$14,574
12/31/24	$18,648	$24,770	$13,643
3/31/25	$18,441	$23,711	$13,746
6/30/25	$18,398	$26,306	$13,546
9/30/25	$19,375	$28,443	$14,154
12/31/25	$19,283	$29,198	$13,872
3/31/26	$19,489	$27,933	$14,499
6/30/26	$21,847	$32,179	$16,215

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	18.75%	4.88%	9.63%
MSCI US REIT Index	19.70%	4.58%	5.85%
S&P 500 Index	22.32%	13.41%	14.73%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 297,897,026
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 958,656
InvestmentCompanyPortfolioTurnover	78.00%	[29]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$297,897,026
# of Issuers	33
Portfolio Turnover Rate	78%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$958,656
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Real Estate	80.4%
Consumer Discretionary	9.1%
Utilities	2.5%
Industrials	2.0%
Materials	1.7%
Information Technology	0.5%
Financials	0.2%
Cash and Cash Equivalents	3.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Welltower, Inc.	9.7%
Prologis, Inc.	7.7%
Equinix, Inc.	7.5%
Macerich Co.	6.1%
BXP, Inc.	4.6%
Equity Residential	4.4%
Blackstone Digital Infrastructure Trust, Inc.	4.0%
Alexandria Real Estate Equities, Inc.	4.0%
UDR, Inc.	3.3%
Meritage Homes Corp.	3.3%
Total	54.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196928
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	Institutional
Trading Symbol	BRIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[30]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	S&P 500 Index	MSCI US REIT Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
12/31/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$940,000	$992,409	$916,133
6/30/18	$998,508	$1,026,487	$1,005,373
9/30/18	$1,002,593	$1,105,637	$1,013,203
12/31/18	$889,736	$956,158	$941,725
3/31/19	$1,049,110	$1,086,653	$1,091,679
6/30/19	$1,073,502	$1,133,421	$1,102,508
9/30/19	$1,142,797	$1,152,670	$1,183,848
12/31/19	$1,214,860	$1,257,217	$1,170,863
3/31/20	$1,023,575	$1,010,827	$851,959
6/30/20	$1,197,739	$1,218,485	$948,988
9/30/20	$1,299,230	$1,327,287	$961,695
12/31/20	$1,485,821	$1,488,530	$1,068,986
3/31/21	$1,598,482	$1,580,445	$1,159,809
6/30/21	$1,733,020	$1,715,556	$1,296,022
9/30/21	$1,705,139	$1,725,541	$1,305,718
12/31/21	$1,925,315	$1,915,818	$1,514,868
3/31/22	$1,869,667	$1,827,719	$1,450,033
6/30/22	$1,525,035	$1,533,435	$1,201,161
9/30/22	$1,367,663	$1,458,563	$1,077,737
12/31/22	$1,396,373	$1,568,846	$1,130,544
3/31/23	$1,462,378	$1,686,464	$1,157,559
6/30/23	$1,510,709	$1,833,898	$1,184,592
9/30/23	$1,413,162	$1,773,866	$1,097,891
12/31/23	$1,612,935	$1,981,259	$1,269,214
3/31/24	$1,644,526	$2,190,400	$1,261,331
6/30/24	$1,613,032	$2,284,231	$1,258,597
9/30/24	$1,875,084	$2,418,694	$1,457,355
12/31/24	$1,892,961	$2,476,964	$1,364,229
3/31/25	$1,874,471	$2,371,145	$1,374,575
6/30/25	$1,870,154	$2,630,605	$1,354,545
9/30/25	$1,971,653	$2,844,328	$1,415,365
12/31/25	$1,963,687	$2,919,845	$1,387,176
3/31/26	$1,985,659	$2,793,290	$1,449,856
6/30/26	$2,227,566	$3,217,886	$1,621,451

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	19.11%	5.15%	9.88%
MSCI US REIT Index	19.70%	4.58%	5.85%
S&P 500 Index	22.32%	13.41%	14.73%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 297,897,026
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 958,656
InvestmentCompanyPortfolioTurnover	78.00%	[31]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$297,897,026
# of Issuers	33
Portfolio Turnover Rate	78%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$958,656
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Real Estate	80.4%
Consumer Discretionary	9.1%
Utilities	2.5%
Industrials	2.0%
Materials	1.7%
Information Technology	0.5%
Financials	0.2%
Cash and Cash Equivalents	3.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Welltower, Inc.	9.7%
Prologis, Inc.	7.7%
Equinix, Inc.	7.5%
Macerich Co.	6.1%
BXP, Inc.	4.6%
Equity Residential	4.4%
Blackstone Digital Infrastructure Trust, Inc.	4.0%
Alexandria Real Estate Equities, Inc.	4.0%
UDR, Inc.	3.3%
Meritage Homes Corp.	3.3%
Total	54.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196929
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	R6
Trading Symbol	BRIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[32]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	S&P 500 Index	MSCI US REIT Index
12/29/17	$5,000,000	$5,000,000	$4,999,999
12/31/17	$5,000,000	$5,000,000	$4,999,999
3/31/18	$4,705,000	$4,962,045	$4,580,666
6/30/18	$4,997,538	$5,132,435	$5,026,866
9/30/18	$5,012,835	$5,528,185	$5,066,016
12/31/18	$4,448,569	$4,780,788	$4,708,624
3/31/19	$5,245,419	$5,433,264	$5,458,394
6/30/19	$5,372,526	$5,667,103	$5,512,541
9/30/19	$5,708,651	$5,763,348	$5,919,238
12/31/19	$6,068,938	$6,286,085	$5,854,314
3/31/20	$5,112,523	$5,054,136	$4,259,796
6/30/20	$5,983,322	$6,092,425	$4,744,939
9/30/20	$6,490,762	$6,636,436	$4,808,475
12/31/20	$7,423,695	$7,442,650	$5,344,932
3/31/21	$7,986,989	$7,902,225	$5,799,045
6/30/21	$8,659,665	$8,577,778	$6,480,111
9/30/21	$8,514,971	$8,627,704	$6,528,590
12/31/21	$9,621,126	$9,579,091	$7,574,341
3/31/22	$9,337,551	$9,138,595	$7,250,164
6/30/22	$7,619,763	$7,667,176	$6,005,804
9/30/22	$6,827,557	$7,292,816	$5,388,687
12/31/22	$6,976,529	$7,844,232	$5,652,722
3/31/23	$7,306,561	$8,432,318	$5,787,796
6/30/23	$7,548,221	$9,169,490	$5,922,958
9/30/23	$7,060,478	$8,869,332	$5,489,453
12/31/23	$8,053,838	$9,906,297	$6,346,071
3/31/24	$8,217,349	$10,952,000	$6,306,656
6/30/24	$8,059,895	$11,421,157	$6,292,986
9/30/24	$9,370,224	$12,093,469	$7,286,774
12/31/24	$9,453,994	$12,384,821	$6,821,147
3/31/25	$9,361,539	$11,855,725	$6,872,873
6/30/25	$9,339,954	$13,153,023	$6,772,727
9/30/25	$9,847,477	$14,221,641	$7,076,827
12/31/25	$9,807,645	$14,599,224	$6,935,878
3/31/26	$9,917,512	$13,966,450	$7,249,279
6/30/26	$11,127,137	$16,089,432	$8,107,255

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	19.13%	5.14%	9.86%
MSCI US REIT Index	19.70%	4.58%	5.85%
S&P 500 Index	22.32%	13.41%	14.73%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 297,897,026
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 958,656
InvestmentCompanyPortfolioTurnover	78.00%	[33]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$297,897,026
# of Issuers	33
Portfolio Turnover Rate	78%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$958,656
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Real Estate	80.4%
Consumer Discretionary	9.1%
Utilities	2.5%
Industrials	2.0%
Materials	1.7%
Information Technology	0.5%
Financials	0.2%
Cash and Cash Equivalents	3.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Welltower, Inc.	9.7%
Prologis, Inc.	7.7%
Equinix, Inc.	7.5%
Macerich Co.	6.1%
BXP, Inc.	4.6%
Equity Residential	4.4%
Blackstone Digital Infrastructure Trust, Inc.	4.0%
Alexandria Real Estate Equities, Inc.	4.0%
UDR, Inc.	3.3%
Meritage Homes Corp.	3.3%
Total	54.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000200241
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	R6
Trading Symbol	BHCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[34]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$5,000,000	$5,000,000	$5,000,000
6/30/18	$5,240,000	$5,174,774	$5,169,101
9/30/18	$5,800,000	$5,543,421	$5,872,428
12/31/18	$4,760,000	$4,750,590	$5,242,465
3/31/19	$5,475,000	$5,417,737	$5,697,244
6/30/19	$5,825,000	$5,639,597	$5,778,840
9/30/19	$5,475,000	$5,705,159	$5,570,154
12/31/19	$6,455,000	$6,224,177	$6,401,579
3/31/20	$5,855,000	$4,923,343	$5,576,793
6/30/20	$7,300,000	$6,007,835	$6,517,950
9/30/20	$8,150,000	$6,561,008	$6,940,235
12/31/20	$9,537,612	$7,524,270	$7,639,687
3/31/21	$9,598,264	$8,001,829	$7,803,056
6/30/21	$10,690,010	$8,661,163	$8,439,848
9/30/21	$10,816,260	$8,652,354	$8,454,091
12/31/21	$11,043,325	$9,455,081	$9,060,627
3/31/22	$9,941,043	$8,955,999	$8,647,788
6/30/22	$8,951,553	$7,460,243	$8,005,630
9/30/22	$8,408,103	$7,127,173	$7,627,711
12/31/22	$9,177,137	$7,639,050	$8,508,021
3/31/23	$8,833,635	$8,187,557	$8,229,641
6/30/23	$9,653,938	$8,874,231	$8,512,817
9/30/23	$9,069,472	$8,585,479	$8,182,555
12/31/23	$9,766,729	$9,621,905	$8,751,949
3/31/24	$10,633,174	$10,585,958	$9,497,668
6/30/24	$10,361,449	$10,926,401	$9,400,994
9/30/24	$10,963,688	$11,607,022	$10,034,642
12/31/24	$9,913,151	$11,912,668	$9,056,080
3/31/25	$9,660,816	$11,350,158	$9,406,654
6/30/25	$9,171,596	$12,597,681	$8,824,260
9/30/25	$9,665,966	$13,627,690	$9,269,650
12/31/25	$10,932,789	$13,955,146	$10,374,687
3/31/26	$10,175,785	$13,402,891	$9,868,860
6/30/26	$11,391,112	$15,471,146	$10,903,268

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
R6	24.20%	1.28%	10.60%
Russell 3000 Health Care Index	23.56%	5.26%	10.01%
Russell 3000 Index	22.81%	12.30%	14.83%

Performance Inception Date	Apr. 30, 2018
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 114,085,554
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 394,848
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$114,085,554
# of Issuers	43
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net of fees waived)	$394,848

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Health Care	94.7%
Real Estate	3.4%
Cash and Cash Equivalents	1.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Eli Lilly & Co.	13.7%
Mettler-Toledo International, Inc.	5.6%
Johnson & Johnson	5.6%
argenx SE	4.2%
Thermo Fisher Scientific, Inc.	3.9%
Roivant Sciences Ltd.	3.9%
Teva Pharmaceutical Industries Ltd.	3.9%
UnitedHealth Group, Inc.	3.6%
Welltower, Inc.	3.4%
RadNet, Inc.	3.2%
Total	51.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000200239
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	Retail
Trading Symbol	BHCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$56	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[35]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$10,000	$10,000	$10,000
6/30/18	$10,480	$10,350	$10,338
9/30/18	$11,590	$11,087	$11,745
12/31/18	$9,510	$9,501	$10,485
3/31/19	$10,930	$10,835	$11,394
6/30/19	$11,620	$11,279	$11,558
9/30/19	$10,910	$11,410	$11,140
12/31/19	$12,860	$12,448	$12,803
3/31/20	$11,650	$9,847	$11,154
6/30/20	$14,520	$12,016	$13,036
9/30/20	$16,200	$13,122	$13,880
12/31/20	$18,955	$15,049	$15,279
3/31/21	$19,056	$16,004	$15,606
6/30/21	$21,220	$17,322	$16,880
9/30/21	$21,452	$17,305	$16,908
12/31/21	$21,886	$18,910	$18,121
3/31/22	$19,691	$17,912	$17,296
6/30/22	$17,722	$14,920	$16,011
9/30/22	$16,635	$14,254	$15,255
12/31/22	$18,142	$15,278	$17,016
3/31/23	$17,455	$16,375	$16,459
6/30/23	$19,065	$17,748	$17,026
9/30/23	$17,896	$17,171	$16,365
12/31/23	$19,260	$19,244	$17,504
3/31/24	$20,963	$21,172	$18,995
6/30/24	$20,419	$21,853	$18,802
9/30/24	$21,588	$23,214	$20,069
12/31/24	$19,502	$23,825	$18,112
3/31/25	$18,988	$22,700	$18,813
6/30/25	$18,022	$25,195	$17,649
9/30/25	$18,988	$27,255	$18,539
12/31/25	$21,454	$27,910	$20,749
3/31/26	$19,954	$26,806	$19,738
6/30/26	$22,338	$30,942	$21,807

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Retail	23.95%	1.03%	10.34%
Russell 3000 Health Care Index	23.56%	5.26%	10.01%
Russell 3000 Index	22.81%	12.30%	14.83%

Performance Inception Date	Apr. 30, 2018
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 114,085,554
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 394,848
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$114,085,554
# of Issuers	43
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net of fees waived)	$394,848

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Health Care	94.7%
Real Estate	3.4%
Cash and Cash Equivalents	1.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Eli Lilly & Co.	13.7%
Mettler-Toledo International, Inc.	5.6%
Johnson & Johnson	5.6%
argenx SE	4.2%
Thermo Fisher Scientific, Inc.	3.9%
Roivant Sciences Ltd.	3.9%
Teva Pharmaceutical Industries Ltd.	3.9%
UnitedHealth Group, Inc.	3.6%
Welltower, Inc.	3.4%
RadNet, Inc.	3.2%
Total	51.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000200240
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	Institutional
Trading Symbol	BHCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[36]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$1,000,000	$1,000,000	$1,000,000
6/30/18	$1,049,000	$1,034,955	$1,033,820
9/30/18	$1,160,000	$1,108,684	$1,174,486
12/31/18	$953,000	$950,118	$1,048,493
3/31/19	$1,096,000	$1,083,547	$1,139,449
6/30/19	$1,165,000	$1,127,919	$1,155,768
9/30/19	$1,095,000	$1,141,032	$1,114,031
12/31/19	$1,292,000	$1,244,835	$1,280,316
3/31/20	$1,171,000	$984,669	$1,115,359
6/30/20	$1,460,000	$1,201,567	$1,303,590
9/30/20	$1,630,000	$1,312,202	$1,388,047
12/31/20	$1,908,533	$1,504,854	$1,527,937
3/31/21	$1,919,653	$1,600,366	$1,560,611
6/30/21	$2,139,013	$1,732,233	$1,687,970
9/30/21	$2,164,263	$1,730,471	$1,690,818
12/31/21	$2,208,650	$1,891,016	$1,812,125
3/31/22	$1,989,221	$1,791,200	$1,729,558
6/30/22	$1,790,299	$1,492,049	$1,601,126
9/30/22	$1,682,635	$1,425,435	$1,525,542
12/31/22	$1,835,415	$1,527,810	$1,701,604
3/31/23	$1,767,741	$1,637,511	$1,645,928
6/30/23	$1,930,775	$1,774,846	$1,702,563
9/30/23	$1,813,882	$1,717,096	$1,636,511
12/31/23	$1,953,333	$1,924,381	$1,750,390
3/31/24	$2,127,646	$2,117,192	$1,899,534
6/30/24	$2,073,301	$2,185,280	$1,880,199
9/30/24	$2,193,748	$2,321,404	$2,006,928
12/31/24	$1,983,643	$2,382,534	$1,811,216
3/31/25	$1,933,176	$2,270,032	$1,881,331
6/30/25	$1,835,333	$2,519,536	$1,764,852
9/30/25	$1,934,206	$2,725,538	$1,853,930
12/31/25	$2,187,569	$2,791,029	$2,074,937
3/31/26	$2,035,139	$2,680,578	$1,973,772
6/30/26	$2,279,232	$3,094,229	$2,180,654

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Institutional	24.19%	1.28%	10.61%
Russell 3000 Health Care Index	23.56%	5.26%	10.01%
Russell 3000 Index	22.81%	12.30%	14.83%

Performance Inception Date	Apr. 30, 2018
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 114,085,554
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 394,848
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$114,085,554
# of Issuers	43
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (Net of fees waived)	$394,848

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Health Care	94.7%
Real Estate	3.4%
Cash and Cash Equivalents	1.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Eli Lilly & Co.	13.7%
Mettler-Toledo International, Inc.	5.6%
Johnson & Johnson	5.6%
argenx SE	4.2%
Thermo Fisher Scientific, Inc.	3.9%
Roivant Sciences Ltd.	3.9%
Teva Pharmaceutical Industries Ltd.	3.9%
UnitedHealth Group, Inc.	3.6%
Welltower, Inc.	3.4%
RadNet, Inc.	3.2%
Total	51.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000227029
Shareholder Report [Line Items]
Fund Name	Baron India Fund
Class Name	Retail
Trading Symbol	BINRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$72	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%	[37]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index
7/30/21	$10,000	$10,000	$10,000	$10,000
9/30/21	$10,370	$9,854	$9,802	$11,161
12/31/21	$10,170	$9,725	$9,681	$11,137
3/31/22	$8,610	$9,046	$8,907	$10,930
6/30/22	$7,920	$8,011	$8,105	$9,439
9/30/22	$6,950	$7,084	$6,984	$10,052
12/31/22	$7,400	$7,771	$7,776	$10,251
3/31/23	$7,610	$8,078	$8,114	$9,600
6/30/23	$7,770	$8,151	$8,012	$10,775
9/30/23	$7,370	$7,912	$7,744	$11,068
12/31/23	$7,810	$8,535	$8,242	$12,384
3/31/24	$8,310	$8,713	$8,437	$13,136
6/30/24	$9,200	$9,173	$9,045	$14,477
9/30/24	$9,772	$9,974	$9,403	$15,531
12/31/24	$9,181	$9,175	$8,339	$13,773
3/31/25	$8,901	$9,444	$8,092	$13,366
6/30/25	$9,712	$10,576	$8,839	$14,599
9/30/25	$9,091	$11,701	$8,167	$13,489
12/31/25	$9,123	$12,255	$8,557	$14,134
3/31/26	$7,757	$12,235	$7,005	$11,571
6/30/26	$9,113	$15,177	$7,711	$12,736

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	Since Inception 7/30/2021
Retail	(6.16)%	(1.87)%
MSCI AC Asia ex Japan/India Linked Index	(12.76)%	(5.15)%
MSCI India Index	(12.76)%	5.04%
MSCI Emerging Markets Index	43.51%	8.85%

Performance Inception Date	Jul. 30, 2021
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 26,102,723
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 33,323
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$26,102,723
# of Issuers	38
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net of fees waived)	$33,323

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	30.7%
Financials	29.2%
Health Care	14.7%
Consumer Discretionary	8.3%
Information Technology	7.0%
Utilities	5.8%
Communication Services	2.7%
Consumer Staples	2.3%
Cash and Cash Equivalents	(0.8%)Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Bajaj Finance Ltd.	6.8%
Precision Wires India Ltd.	5.7%
ICICI Bank Ltd.	4.6%
HDFC Bank Ltd.	4.5%
Kirloskar Oil Engines Ltd.	4.1%
Acutaas Chemicals Ltd.	4.1%
Bharat Electronics Ltd.	4.0%
InterGlobe Aviation Ltd.	3.8%
Aster DM Healthcare Ltd.	3.8%
Centum Electronics Ltd.	3.6%
Total	45.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000227030
Shareholder Report [Line Items]
Fund Name	Baron India Fund
Class Name	Institutional
Trading Symbol	BINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%	[38]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index
7/30/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/30/21	$1,037,000	$985,394	$980,150	$1,116,115
12/31/21	$1,017,000	$972,470	$968,070	$1,113,710
3/31/22	$862,000	$904,641	$890,690	$1,093,020
6/30/22	$794,000	$801,061	$810,480	$943,873
9/30/22	$697,000	$708,359	$698,360	$1,005,184
12/31/22	$743,000	$777,088	$777,640	$1,025,124
3/31/23	$764,000	$807,828	$811,390	$960,030
6/30/23	$780,000	$815,075	$801,170	$1,077,480
9/30/23	$741,000	$791,232	$774,380	$1,106,751
12/31/23	$786,000	$853,461	$824,150	$1,238,417
3/31/24	$836,000	$871,297	$843,740	$1,313,580
6/30/24	$926,000	$917,349	$904,470	$1,447,661
9/30/24	$984,645	$997,365	$940,330	$1,553,144
12/31/24	$925,486	$917,505	$833,870	$1,377,295
3/31/25	$898,413	$944,366	$809,240	$1,336,631
6/30/25	$980,634	$1,057,577	$883,880	$1,459,915
9/30/25	$918,467	$1,170,135	$816,650	$1,348,862
12/31/25	$922,368	$1,225,476	$855,710	$1,413,372
3/31/26	$785,273	$1,223,453	$700,530	$1,157,077
6/30/26	$923,376	$1,517,699	$771,100	$1,273,633

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	Since Inception 7/30/2021
Institutional	(5.84)%	(1.61)%
MSCI AC Asia ex Japan/India Linked Index	(12.76)%	(5.15)%
MSCI India Index	(12.76)%	5.04%
MSCI Emerging Markets Index	43.51%	8.85%

Performance Inception Date	Jul. 30, 2021
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 26,102,723
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 33,323
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$26,102,723
# of Issuers	38
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net of fees waived)	$33,323

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	30.7%
Financials	29.2%
Health Care	14.7%
Consumer Discretionary	8.3%
Information Technology	7.0%
Utilities	5.8%
Communication Services	2.7%
Consumer Staples	2.3%
Cash and Cash Equivalents	(0.8%)Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Bajaj Finance Ltd.	6.8%
Precision Wires India Ltd.	5.7%
ICICI Bank Ltd.	4.6%
HDFC Bank Ltd.	4.5%
Kirloskar Oil Engines Ltd.	4.1%
Acutaas Chemicals Ltd.	4.1%
Bharat Electronics Ltd.	4.0%
InterGlobe Aviation Ltd.	3.8%
Aster DM Healthcare Ltd.	3.8%
Centum Electronics Ltd.	3.6%
Total	45.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000227028
Shareholder Report [Line Items]
Fund Name	Baron India Fund
Class Name	R6
Trading Symbol	BINUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%	[39]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	R6	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index
7/30/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000
9/30/21	$5,185,000	$4,926,972	$4,900,750	$5,580,573
12/31/21	$5,085,000	$4,862,349	$4,840,350	$5,568,552
3/31/22	$4,315,000	$4,523,204	$4,453,450	$5,465,098
6/30/22	$3,975,000	$4,005,307	$4,052,400	$4,719,364
9/30/22	$3,490,000	$3,541,794	$3,491,800	$5,025,918
12/31/22	$3,715,000	$3,885,438	$3,888,200	$5,125,622
3/31/23	$3,825,000	$4,039,141	$4,056,950	$4,800,152
6/30/23	$3,905,000	$4,075,373	$4,005,850	$5,387,398
9/30/23	$3,710,000	$3,956,159	$3,871,900	$5,533,755
12/31/23	$3,930,000	$4,267,304	$4,120,750	$6,192,083
3/31/24	$4,185,000	$4,356,485	$4,218,700	$6,567,901
6/30/24	$4,635,000	$4,586,747	$4,522,350	$7,238,306
9/30/24	$4,928,225	$4,986,824	$4,701,650	$7,765,719
12/31/24	$4,632,431	$4,587,527	$4,169,350	$6,886,477
3/31/25	$4,497,068	$4,721,832	$4,046,200	$6,683,155
6/30/25	$4,908,171	$5,287,886	$4,419,400	$7,299,573
9/30/25	$4,592,324	$5,850,674	$4,083,250	$6,744,312
12/31/25	$4,616,840	$6,127,379	$4,278,550	$7,066,859
3/31/26	$3,926,330	$6,117,263	$3,502,650	$5,785,384
6/30/26	$4,616,840	$7,588,493	$3,855,500	$6,368,163

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	Since Inception 7/30/2021
R6	(5.94)%	(1.61)%
MSCI AC Asia ex Japan/India Linked Index	(12.76)%	(5.15)%
MSCI India Index	(12.76)%	5.04%
MSCI Emerging Markets Index	43.51%	8.85%

Performance Inception Date	Jul. 30, 2021
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 26,102,723
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 33,323
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$26,102,723
# of Issuers	38
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net of fees waived)	$33,323

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	30.7%
Financials	29.2%
Health Care	14.7%
Consumer Discretionary	8.3%
Information Technology	7.0%
Utilities	5.8%
Communication Services	2.7%
Consumer Staples	2.3%
Cash and Cash Equivalents	(0.8%)Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Bajaj Finance Ltd.	6.8%
Precision Wires India Ltd.	5.7%
ICICI Bank Ltd.	4.6%
HDFC Bank Ltd.	4.5%
Kirloskar Oil Engines Ltd.	4.1%
Acutaas Chemicals Ltd.	4.1%
Bharat Electronics Ltd.	4.0%
InterGlobe Aviation Ltd.	3.8%
Aster DM Healthcare Ltd.	3.8%
Centum Electronics Ltd.	3.6%
Total	45.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196932
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	Retail
Trading Symbol	BWBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[40]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Retail	S&P 500 Index	MSCI ACWI Index
12/29/17	$10,000	$10,000	$10,000
12/31/17	$10,000	$10,000	$9,991
3/31/18	$10,240	$9,924	$9,888
6/30/18	$10,740	$10,265	$9,948
9/30/18	$11,180	$11,056	$10,373
12/31/18	$9,342	$9,562	$9,050
3/31/19	$11,105	$10,867	$10,152
6/30/19	$11,745	$11,334	$10,519
9/30/19	$11,490	$11,527	$10,516
12/31/19	$12,728	$12,572	$11,457
3/31/20	$10,376	$10,108	$9,010
6/30/20	$14,039	$12,185	$10,741
9/30/20	$16,811	$13,273	$11,614
12/31/20	$20,676	$14,885	$13,320
3/31/21	$20,919	$15,804	$13,929
6/30/21	$22,589	$17,156	$14,959
9/30/21	$22,705	$17,255	$14,801
12/31/21	$24,072	$19,158	$15,789
3/31/22	$20,834	$18,277	$14,943
6/30/22	$16,190	$15,334	$12,603
9/30/22	$16,015	$14,586	$11,743
12/31/22	$16,188	$15,688	$12,890
3/31/23	$17,860	$16,865	$13,831
6/30/23	$19,163	$18,339	$14,686
9/30/23	$18,218	$17,739	$14,186
12/31/23	$20,293	$19,813	$15,751
3/31/24	$21,273	$21,904	$17,033
6/30/24	$20,697	$22,842	$17,531
9/30/24	$22,795	$24,187	$18,691
12/31/24	$24,040	$24,770	$18,506
3/31/25	$22,138	$23,711	$18,261
6/30/25	$24,421	$26,306	$20,366
9/30/25	$25,195	$28,443	$21,918
12/31/25	$26,416	$29,198	$22,640
3/31/26	$24,444	$27,933	$21,915
6/30/26	$27,916	$32,179	$25,186

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	14.31%	4.33%	12.83%
S&P 500 Index	22.32%	13.41%	14.73%
MSCI ACWI Index	23.67%	10.98%	11.49%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 540,166,452
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$540,166,452
# of Issuers	18
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net of fees waived)	$0

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary

Financials	19.4%
Consumer Discretionary	19.1%
Information Technology	18.1%
Communication Services	16.1%
Industrials	10.7%
Health Care	9.3%
Real Estate	5.5%
Materials	1.0%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.1%
Unclassified	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	86.7%
Taiwan	1.9%
Canada	1.8%
Netherlands	1.2%
Sweden	1.1%
India	1.0%
Korea, Republic of	1.0%
China	0.9%
Germany	0.7%
Other	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000198571
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	TA Shares
Trading Symbol	BWBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TA Shares	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[41]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	TA Shares	S&P 500 Index	MSCI ACWI Index
12/29/17	$10,000	$10,000	$10,000
12/31/17	$10,000	$10,000	$9,991
3/31/18	$10,240	$9,924	$9,888
6/30/18	$10,740	$10,265	$9,948
9/30/18	$11,200	$11,056	$10,373
12/31/18	$9,362	$9,562	$9,050
3/31/19	$11,135	$10,867	$10,152
6/30/19	$11,776	$11,334	$10,519
9/30/19	$11,530	$11,527	$10,516
12/31/19	$12,778	$12,572	$11,457
3/31/20	$10,427	$10,108	$9,010
6/30/20	$14,121	$12,185	$10,741
9/30/20	$16,913	$13,273	$11,614
12/31/20	$20,809	$14,885	$13,320
3/31/21	$21,062	$15,804	$13,929
6/30/21	$22,763	$17,156	$14,959
9/30/21	$22,890	$17,255	$14,801
12/31/21	$24,284	$19,158	$15,789
3/31/22	$21,036	$18,277	$14,943
6/30/22	$16,349	$15,334	$12,603
9/30/22	$16,186	$14,586	$11,743
12/31/22	$16,371	$15,688	$12,890
3/31/23	$18,064	$16,865	$13,831
6/30/23	$19,401	$18,339	$14,686
9/30/23	$18,462	$17,739	$14,186
12/31/23	$20,571	$19,813	$15,751
3/31/24	$21,574	$21,904	$17,033
6/30/24	$21,009	$22,842	$17,531
9/30/24	$23,147	$24,187	$18,691
12/31/24	$24,426	$24,770	$18,506
3/31/25	$22,513	$23,711	$18,261
6/30/25	$24,853	$26,306	$20,366
9/30/25	$25,649	$28,443	$21,918
12/31/25	$26,920	$29,198	$22,640
3/31/26	$24,922	$27,933	$21,915
6/30/26	$28,484	$32,179	$25,186

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
TA Shares	14.61%	4.59%	13.10%
S&P 500 Index	22.32%	13.41%	14.73%
MSCI ACWI Index	23.67%	10.98%	11.49%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 540,166,452
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$540,166,452
# of Issuers	18
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net of fees waived)	$0

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary

Financials	19.4%
Consumer Discretionary	19.1%
Information Technology	18.1%
Communication Services	16.1%
Industrials	10.7%
Health Care	9.3%
Real Estate	5.5%
Materials	1.0%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.1%
Unclassified	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	86.7%
Taiwan	1.9%
Canada	1.8%
Netherlands	1.2%
Sweden	1.1%
India	1.0%
Korea, Republic of	1.0%
China	0.9%
Germany	0.7%
Other	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196933
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	Institutional
Trading Symbol	BWBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[42]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional	S&P 500 Index	MSCI ACWI Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
12/31/17	$1,000,000	$1,000,000	$999,092
3/31/18	$1,024,000	$992,409	$988,766
6/30/18	$1,074,000	$1,026,487	$994,765
9/30/18	$1,119,000	$1,105,637	$1,037,310
12/31/18	$936,233	$956,158	$905,034
3/31/19	$1,112,465	$1,086,653	$1,015,222
6/30/19	$1,177,551	$1,133,421	$1,051,890
9/30/19	$1,152,993	$1,152,670	$1,051,618
12/31/19	$1,277,865	$1,257,217	$1,145,749
3/31/20	$1,041,648	$1,010,827	$900,957
6/30/20	$1,411,063	$1,218,485	$1,074,112
9/30/20	$1,690,310	$1,327,287	$1,161,440
12/31/20	$2,080,960	$1,488,530	$1,331,989
3/31/21	$2,107,368	$1,580,445	$1,392,879
6/30/21	$2,276,380	$1,715,556	$1,495,859
9/30/21	$2,289,056	$1,725,541	$1,480,088
12/31/21	$2,428,424	$1,915,818	$1,578,904
3/31/22	$2,103,667	$1,827,719	$1,494,262
6/30/22	$1,636,062	$1,533,435	$1,260,253
9/30/22	$1,618,614	$1,458,563	$1,174,308
12/31/22	$1,637,047	$1,568,846	$1,288,954
3/31/23	$1,807,549	$1,686,464	$1,383,123
6/30/23	$1,941,185	$1,833,898	$1,468,562
9/30/23	$1,847,333	$1,773,866	$1,418,593
12/31/23	$2,058,227	$1,981,259	$1,575,126
3/31/24	$2,158,488	$2,190,400	$1,703,329
6/30/24	$2,102,019	$2,284,231	$1,753,128
9/30/24	$2,315,798	$2,418,694	$1,869,077
12/31/24	$2,443,749	$2,476,964	$1,850,595
3/31/25	$2,251,246	$2,371,145	$1,826,083
6/30/25	$2,486,399	$2,630,605	$2,036,569
9/30/25	$2,566,044	$2,844,328	$2,191,813
12/31/25	$2,691,896	$2,919,845	$2,263,970
3/31/26	$2,493,323	$2,793,290	$2,191,487
6/30/26	$2,849,513	$3,217,886	$2,518,650

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	14.60%	4.59%	13.10%
S&P 500 Index	22.32%	13.41%	14.73%
MSCI ACWI Index	23.67%	10.98%	11.49%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 540,166,452
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$540,166,452
# of Issuers	18
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net of fees waived)	$0

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary

Financials	19.4%
Consumer Discretionary	19.1%
Information Technology	18.1%
Communication Services	16.1%
Industrials	10.7%
Health Care	9.3%
Real Estate	5.5%
Materials	1.0%
Consumer Staples	0.5%
Utilities	0.2%
Energy	0.1%
Unclassified	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	86.7%
Taiwan	1.9%
Canada	1.8%
Netherlands	1.2%
Sweden	1.1%
India	1.0%
Korea, Republic of	1.0%
China	0.9%
Germany	0.7%
Other	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com

[1]	Includes interest expense of $22.
[2]	Annualized.
[3]	Includes interest expense of 0.42%.
[4]	Includes interest expense of $20.
[5]	Annualized.
[6]	Includes interest expense of 0.38%.
[7]	Includes interest expense of $23.
[8]	Annualized.
[9]	Includes interest expense of 0.44%.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Excludes impact of in-kind transactions.
[18]	Annualized.
[19]	Excludes impact of in-kind transactions.
[20]	Annualized.
[21]	Excludes impact of in-kind transactions.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Excludes impact of in-kind transactions.
[30]	Annualized.
[31]	Excludes impact of in-kind transactions.
[32]	Annualized.
[33]	Excludes impact of in-kind transactions.
[34]	Annualized.
[35]	Annualized.
[36]	Annualized.
[37]	Annualized.
[38]	Annualized.
[39]	Annualized.
[40]	Annualized.
[41]	Annualized.
[42]	Annualized.